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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Convertible Securities Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 5.1%
Issuer	Shares	Value ($)
Consumer Discretionary 0.5%
Internet & Direct Marketing Retail 0.5%
Expedia Group, Inc.	35,000	4,236,050
Total Consumer Discretionary		4,236,050
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Ascent Resources, Class B(a),(b),(c)	10,248,729	2,295,715
Total Energy		2,295,715
Health Care 0.8%
Health Care Providers & Services 0.8%
Anthem, Inc.	35,000	7,749,700
Total Health Care		7,749,700
Industrials 0.7%
Machinery 0.2%
Stanley Black & Decker, Inc.	15,000	2,088,600
Transportation Infrastructure 0.5%
Macquarie Infrastructure Corp.	110,000	4,257,000
Total Industrials		6,345,600
Information Technology 1.9%
Semiconductors & Semiconductor Equipment 1.2%
Lam Research Corp.	53,000	10,503,540
Technology Hardware, Storage & Peripherals 0.7%
Western Digital Corp.	77,000	6,430,270
Total Information Technology		16,933,810
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
Alexandria Real Estate Equities, Inc.	35,000	4,372,200
Total Real Estate		4,372,200
Utilities 0.5%
Independent Power and Renewable Electricity Producers 0.5%
NRG Yield, Inc. Class A	255,000	4,454,850
Total Utilities		4,454,850
Total Common Stocks (Cost $38,838,439)		46,387,925
Convertible Bonds 70.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.8%
Meritor, Inc.(d)
10/15/2037	3.250%	6,800,000	6,811,057
Cable and Satellite 1.9%
DISH Network Corp.
08/15/2026	3.375%	19,500,000	17,292,990
Consumer Cyclical Services 1.9%
Booking Holdings, Inc.
06/15/2020	0.350%	8,000,000	12,950,144
Ctrip.com International Ltd.
09/15/2022	1.250%	4,000,000	4,076,048
Total			17,026,192
Electric 1.5%
NRG Energy, Inc.(d)
06/01/2048	2.750%	6,700,000	6,839,735
Tesla Energy Operations, Inc.
11/01/2019	1.625%	7,000,000	6,465,487
Total			13,305,222
Finance Companies 1.0%
Encore Capital Group, Inc.
03/15/2022	3.250%	4,800,000	5,070,447
iStar, Inc.(d)
09/15/2022	3.125%	4,400,000	4,288,376
Total			9,358,823
Gaming 1.5%
Caesars Entertainment Corp.
10/01/2024	5.000%	7,500,000	13,847,250
Health Care 3.8%
Immunomedics, Inc.
02/15/2020	4.750%	800,000	3,496,000
Insulet Corp.(d)
11/15/2024	1.375%	6,500,000	7,651,085
Invacare Corp.
02/15/2021	5.000%	3,400,000	4,104,708
Nevro Corp.
06/01/2021	1.750%	4,000,000	4,314,820
Novavax, Inc.
02/01/2023	3.750%	8,500,000	5,488,815
Columbia Convertible Securities Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2018 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teladoc, Inc.(d)
05/15/2025	1.375%	8,500,000	9,656,119
Total			34,711,547
Home Construction 0.7%
SunPower Corp.
01/15/2023	4.000%	8,000,000	6,672,552
Independent Energy 1.8%
Chesapeake Energy Corp.
09/15/2026	5.500%	12,200,000	11,773,830
12/15/2038	2.250%	66,000	62,700
PDC Energy, Inc.
09/15/2021	1.125%	4,200,000	4,357,500
Total			16,194,030
Leisure 0.5%
World Wrestling Entertainment, Inc.(d)
12/15/2023	3.375%	2,000,000	4,698,680
Life Insurance 0.8%
AXA SA(d)
05/15/2021	7.250%	6,500,000	7,004,010
Lodging 0.6%
Marriott Vacations Worldwide Corp.(d)
09/15/2022	1.500%	5,000,000	5,224,160
Media and Entertainment 1.8%
Liberty Interactive LLC(d)
09/30/2046	1.750%	7,500,000	7,749,848
Liberty Media Corp.(d)
03/31/2048	2.125%	8,500,000	8,670,000
Total			16,419,848
Metals and Mining 0.5%
Endeavour Mining Corp.(d)
02/15/2023	3.000%	4,400,000	4,444,000
Midstream 0.5%
Scorpio Tankers, Inc.(d)
07/01/2019	2.375%	4,790,000	4,617,752
Oil Field Services 0.4%
Bristow Group, Inc.
06/01/2023	4.500%	3,100,000	3,177,915
Other Financial Institutions 1.3%
Euronet Worldwide, Inc.
10/01/2044	1.500%	5,500,000	6,744,072
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LendingTree, Inc.(d)
06/01/2022	0.625%	3,300,000	4,571,134
Total			11,315,206
Other Industry 0.8%
Green Plains, Inc.
09/01/2022	4.125%	6,700,000	7,046,551
Other REIT 2.8%
Apollo Commercial Real Estate Finance, Inc.
08/23/2022	4.750%	6,300,000	6,314,206
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	6,500,000	6,344,377
IH Merger Sub LLC
01/15/2022	3.500%	7,700,000	8,401,840
New York Mortgage Trust, Inc.
01/15/2022	6.250%	4,400,000	4,366,366
Total			25,426,789
Pharmaceuticals 13.7%
Acorda Therapeutics, Inc.
06/15/2021	1.750%	5,000,000	4,661,560
Aegerion Pharmaceuticals, Inc.
08/15/2019	2.000%	4,460,000	3,445,038
Alder Biopharmaceuticals, Inc.
02/01/2025	2.500%	7,000,000	7,711,263
BioMarin Pharmaceutical, Inc.
10/15/2020	1.500%	9,000,000	10,419,813
Clovis Oncology, Inc.
05/01/2025	1.250%	7,500,000	7,030,237
Dermira, Inc.
05/15/2022	3.000%	7,000,000	5,537,329
Flexion Therapeutics, Inc.
05/01/2024	3.375%	3,300,000	4,183,806
Fluidigm Corp.
02/01/2034	2.750%	5,340,000	4,753,801
ImmunoGen, Inc.
07/01/2021	4.500%	1,000,000	2,661,300
Impax Laboratories LLC
06/15/2022	2.000%	5,690,000	5,678,421
Innoviva, Inc.(d)
08/15/2025	2.500%	4,200,000	4,590,680
Insmed, Inc.
01/15/2025	1.750%	10,000,000	9,932,380
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	10,700,000	8,813,847

2	Columbia Convertible Securities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2018 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ionis Pharmaceuticals, Inc.
11/15/2021	1.000%	6,000,000	6,133,362
Ironwood Pharmaceuticals, Inc.
06/15/2022	2.250%	4,500,000	5,911,749
Medicines Co. (The)
01/15/2022	2.500%	5,000,000	5,815,020
PTC Therapeutics, Inc.
08/15/2022	3.000%	4,500,000	4,432,059
Radius Health, Inc.
09/01/2024	3.000%	6,500,000	5,931,445
Sarepta Therapeutics, Inc.(d)
11/15/2024	1.500%	3,200,000	4,746,096
Supernus Pharmaceuticals, Inc.(d)
04/01/2023	0.625%	6,000,000	7,040,352
TESARO, Inc.
10/01/2021	3.000%	2,700,000	4,055,462
Total			123,485,020
Property & Casualty 1.4%
Heritage Insurance Holdings, Inc.(d)
08/01/2037	5.875%	3,500,000	4,457,936
MGIC Investment Corp.(d),(e)
Junior Subordinated
04/01/2063	9.000%	6,070,000	8,251,054
Total			12,708,990
Retailers 0.5%
GNC Holdings, Inc.
08/15/2020	1.500%	6,000,000	4,155,000
Technology 28.0%
Advanced Micro Devices, Inc.
09/01/2026	2.125%	2,600,000	4,818,221
Akamai Technologies, Inc.(d)
05/01/2025	0.125%	9,000,000	9,123,696
Coupa Software, Inc.(d)
01/15/2023	0.375%	4,000,000	5,302,860
CSG Systems International, Inc.
03/15/2036	4.250%	4,000,000	4,211,068
Cypress Semiconductor Corp.
01/15/2022	4.500%	3,000,000	4,140,000
Guidewire Software, Inc.
03/15/2025	1.250%	6,500,000	6,769,724
IAC FinanceCo, Inc.(d)
10/01/2022	0.875%	6,500,000	7,761,357
Integrated Device Technology, Inc.
11/15/2022	0.875%	5,506,000	6,459,116
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intel Corp.
Junior Subordinated
08/01/2039	3.250%	8,000,000	21,221,016
Microchip Technology, Inc.
02/15/2027	1.625%	14,000,000	17,797,878
Junior Subordinated
02/15/2037	2.250%	14,500,000	18,509,250
Micron Technology, Inc.
02/15/2033	2.125%	3,600,000	18,902,506
New Relic, Inc.(d)
05/01/2023	0.500%	4,500,000	4,951,296
Okta, Inc.(d)
02/15/2023	0.250%	6,000,000	7,907,460
ON Semiconductor Corp.
10/15/2023	1.625%	7,600,000	10,662,899
OSI Systems, Inc.
09/01/2022	1.250%	4,000,000	3,686,008
Palo Alto Networks, Inc.(f)
07/01/2019	0.000%	4,800,000	9,053,170
Pure Storage, Inc.(d)
04/15/2023	0.125%	6,300,000	6,617,911
Q2 Holdings, Inc.(d)
02/15/2023	0.750%	6,000,000	6,873,702
Rambus, Inc.(d)
02/01/2023	1.375%	4,000,000	3,930,732
Red Hat, Inc.
10/01/2019	0.250%	3,800,000	8,389,268
ServiceNow, Inc.(d),(f)
06/01/2022	0.000%	9,500,000	13,353,247
Silicon Laboratories, Inc.
03/01/2022	1.375%	5,600,000	7,178,500
Square, Inc.(d)
05/15/2023	0.500%	13,500,000	14,174,865
Teradyne, Inc.
12/15/2023	1.250%	5,000,000	6,702,160
Twilio, Inc.(d)
06/01/2023	0.250%	4,500,000	4,597,965
Workday, Inc.(d)
10/01/2022	0.250%	12,500,000	13,807,412
Zendesk, Inc.(d)
03/15/2023	0.250%	6,000,000	6,549,516
Total			253,452,803
Tobacco 0.5%
Vector Group Ltd.(e)
04/15/2020	1.750%	4,720,000	4,957,492

Columbia Convertible Securities Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2018 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 1.3%
Aegean Marine Petroleum Network, Inc.
12/15/2021	4.250%	6,000,000	4,192,206
Atlas Air Worldwide Holdings, Inc.
06/01/2024	1.875%	6,000,000	7,711,746
Total			11,903,952
Wirelines 0.6%
RingCentral, Inc.(d),(f)
03/15/2023	0.000%	5,000,000	5,552,055
Total Convertible Bonds (Cost $580,343,703)			640,809,886

Convertible Preferred Stocks 19.3%
Issuer		Shares	Value ($)
Consumer Staples 1.9%
Food Products 1.9%
Bunge Ltd.	4.875%	100,000	10,693,310
Post Holdings, Inc.	2.500%	45,000	6,572,394
Total			17,265,704
Total Consumer Staples			17,265,704
Energy 2.3%
Energy Equipment & Services 0.5%
Nabors Industries Ltd.	6.000%	85,000	4,369,000
Oil, Gas & Consumable Fuels 1.8%
Hess Corp.	8.000%	112,500	7,702,312
WPX Energy, Inc.	6.250%	112,500	8,518,500
Total			16,220,812
Total Energy			20,589,812
Financials 3.9%
Banks 2.8%
Bank of America Corp.	7.250%	20,000	25,320,000
Capital Markets 0.6%
Cowen, Inc.	5.625%	6,200	5,223,500
Insurance 0.5%
Assurant, Inc.	6.500%	45,000	4,716,450
Total Financials			35,259,950
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Health Care 1.6%
Health Care Equipment & Supplies 1.6%
Becton Dickinson and Co.	6.125%	250,000	14,555,000
Total Health Care			14,555,000
Industrials 1.2%
Machinery 1.2%
Rexnord Corp.	5.750%	72,500	4,550,825
Stanley Black & Decker, Inc.	5.375%	60,000	6,387,000
Total			10,937,825
Total Industrials			10,937,825
Information Technology 2.1%
Electronic Equipment, Instruments & Components 0.7%
Belden, Inc.	6.750%	75,000	5,893,500
Internet Software & Services 1.4%
Mandatory Exchangeable Trust(d)	5.750%	58,000	12,868,883
Total Information Technology			18,762,383
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 2.4%
Crown Castle International Corp.	6.875%	13,000	13,562,639
Welltower, Inc.	6.500%	150,000	8,694,000
Total			22,256,639
Total Real Estate			22,256,639
Utilities 3.9%
Electric Utilities 1.9%
NextEra Energy, Inc.	6.123%	300,000	16,980,000
Gas Utilities 0.1%
South Jersey Industries, Inc.	7.000%	20,000	1,098,800
Multi-Utilities 1.9%
DTE Energy Co.	6.500%	170,000	8,751,600
Sempra Energy	6.000%	85,000	8,431,150
Total			17,182,750
Total Utilities			35,261,550
Total Convertible Preferred Stocks (Cost $158,445,597)			174,888,863

4	Columbia Convertible Securities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2018 (Unaudited)
Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(g),(h)	29,635,875	29,635,875
Total Money Market Funds (Cost $29,632,911)		29,635,875
Total Investments in Securities (Cost: $807,260,650)		891,722,549
Other Assets & Liabilities, Net		12,762,207
Net Assets		904,484,756
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2018, the value of these securities amounted to $2,295,715, which represents 0.25% of net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2018, the value of these securities amounted to $234,685,031, which represents 25.95% of net assets.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2018.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	41,182,650	87,914,252	(99,461,027)	29,635,875	(224)	3,921	183,711	29,635,875
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Columbia Convertible Securities Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	4,236,050	—	—	—	4,236,050
Energy	—	—	2,295,715	—	2,295,715
Health Care	7,749,700	—	—	—	7,749,700
Industrials	6,345,600	—	—	—	6,345,600
Information Technology	16,933,810	—	—	—	16,933,810
Real Estate	4,372,200	—	—	—	4,372,200
Utilities	4,454,850	—	—	—	4,454,850
Total Common Stocks	44,092,210	—	2,295,715	—	46,387,925
Convertible Bonds	—	640,809,886	—	—	640,809,886
Convertible Preferred Stocks
Consumer Staples	—	17,265,704	—	—	17,265,704
Energy	20,589,812	—	—	—	20,589,812
Financials	30,036,450	5,223,500	—	—	35,259,950
Health Care	14,555,000	—	—	—	14,555,000
Industrials	10,937,825	—	—	—	10,937,825
Information Technology	5,893,500	12,868,883	—	—	18,762,383
Real Estate	8,694,000	13,562,639	—	—	22,256,639
Utilities	34,162,750	1,098,800	—	—	35,261,550
Total Convertible Preferred Stocks	124,869,337	50,019,526	—	—	174,888,863
Money Market Funds	—	—	—	29,635,875	29,635,875
Total Investments in Securities	168,961,547	690,829,412	2,295,715	29,635,875	891,722,549
See the Portfolio of Investments for all investment classifications not indicated in the table.
6	Columbia Convertible Securities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 2 and 3 during the period.
Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.
Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
8,605,060	12,870,915	12,870,915	8,605,060
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.
Columbia Convertible Securities Fund | Quarterly Report 2018	7

Portfolio of Investments
Columbia Select Large Cap Equity Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Consumer Discretionary 11.8%
Automobiles 1.6%
General Motors Co.	229,798	9,812,375
Hotels, Restaurants & Leisure 1.1%
Royal Caribbean Cruises Ltd.	69,073	7,251,284
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.(a)	16,054	26,161,919
Media 2.1%
Comcast Corp., Class A	327,695	10,217,530
DISH Network Corp., Class A(a)	113,666	3,358,830
Total		13,576,360
Specialty Retail 2.2%
Home Depot, Inc. (The)	75,369	14,060,087
Textiles, Apparel & Luxury Goods 0.7%
Canada Goose Holdings, Inc.(a)	105,718	4,445,442
Total Consumer Discretionary		75,307,467
Consumer Staples 6.3%
Beverages 1.6%
PepsiCo, Inc.	102,961	10,321,840
Food & Staples Retailing 1.9%
Walmart, Inc.	144,679	11,941,805
Food Products 1.3%
Tyson Foods, Inc., Class A	125,124	8,442,116
Tobacco 1.5%
Philip Morris International, Inc.	120,713	9,601,512
Total Consumer Staples		40,307,273
Energy 6.3%
Energy Equipment & Services 1.2%
Patterson-UTI Energy, Inc.	361,523	7,476,296
Oil, Gas & Consumable Fuels 5.1%
Chevron Corp.	120,593	14,989,710
EOG Resources, Inc.	82,085	9,670,434
Suncor Energy, Inc.	201,431	8,012,925
Total		32,673,069
Total Energy		40,149,365
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 15.9%
Banks 7.0%
Bank of America Corp.	571,131	16,585,644
Citizens Financial Group, Inc.	170,387	6,960,309
JPMorgan Chase & Co.	197,151	21,097,129
Total		44,643,082
Capital Markets 4.7%
BlackRock, Inc.	21,437	11,452,289
Invesco Ltd.	254,285	6,947,066
Morgan Stanley	234,523	11,758,983
Total		30,158,338
Diversified Financial Services 3.0%
Berkshire Hathaway, Inc., Class B(a)	98,323	18,831,804
Insurance 1.2%
Aflac, Inc.	174,816	7,877,209
Total Financials		101,510,433
Health Care 11.5%
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc.(a)	46,584	5,409,800
Biogen, Inc.(a)	18,606	5,469,420
BioMarin Pharmaceutical, Inc.(a)	42,356	3,826,441
TESARO, Inc.(a)	25,098	1,148,735
Vertex Pharmaceuticals, Inc.(a)	31,299	4,820,046
Total		20,674,442
Health Care Providers & Services 1.8%
Humana, Inc.	39,139	11,388,666
Pharmaceuticals 6.5%
Bristol-Myers Squibb Co.	102,261	5,380,974
Johnson & Johnson	160,513	19,200,565
Pfizer, Inc.	469,644	16,874,309
Total		41,455,848
Total Health Care		73,518,956
Columbia Select Large Cap Equity Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 9.8%
Aerospace & Defense 4.8%
L3 Technologies, Inc.	44,494	8,824,495
Lockheed Martin Corp.	36,535	11,491,719
Textron, Inc.	160,967	10,717,183
Total		31,033,397
Industrial Conglomerates 1.7%
Honeywell International, Inc.	75,126	11,111,887
Machinery 1.7%
Ingersoll-Rand PLC	123,030	10,770,046
Road & Rail 1.6%
Norfolk Southern Corp.	65,739	9,969,319
Total Industrials		62,884,649
Information Technology 27.6%
Communications Equipment 2.1%
Cisco Systems, Inc.	318,948	13,622,269
Internet Software & Services 7.3%
Alphabet, Inc., Class A(a)	7,214	7,935,400
Alphabet, Inc., Class C(a)	18,598	20,178,644
Facebook, Inc., Class A(a)	98,070	18,807,865
Total		46,921,909
IT Services 3.6%
Booz Allen Hamilton Holdings Corp.	166,009	7,485,346
MasterCard, Inc., Class A	81,746	15,541,549
Total		23,026,895
Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc.	42,647	10,750,030
NVIDIA Corp.	34,591	8,723,504
Total		19,473,534
Software 6.2%
Electronic Arts, Inc.(a)	64,458	8,438,197
Microsoft Corp.	315,539	31,187,874
Total		39,626,071
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	180,451	33,720,878
Total Information Technology		176,391,556
Materials 1.7%
Chemicals 1.7%
Eastman Chemical Co.	104,215	10,870,667
Total Materials		10,870,667
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
American Tower Corp.	65,879	9,115,677
Equity LifeStyle Properties, Inc.	104,472	9,496,505
Total		18,612,182
Total Real Estate		18,612,182
Utilities 3.0%
Electric Utilities 1.7%
American Electric Power Co., Inc.	158,310	10,757,164
Multi-Utilities 1.3%
Ameren Corp.	145,209	8,594,921
Total Utilities		19,352,085
Total Common Stocks (Cost $437,038,058)		618,904,633

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(b),(c)	19,572,050	19,572,050
Total Money Market Funds (Cost $19,570,093)		19,572,050
Total Investments in Securities (Cost: $456,608,151)		638,476,683
Other Assets & Liabilities, Net		941,069
Net Assets		639,417,752

2	Columbia Select Large Cap Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, May 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	18,828,776	30,252,332	(29,509,058)	19,572,050	241	2,332	81,931	19,572,050
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Select Large Cap Equity Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	75,307,467	—	—	—	75,307,467
Consumer Staples	40,307,273	—	—	—	40,307,273
Energy	40,149,365	—	—	—	40,149,365
Financials	101,510,433	—	—	—	101,510,433
Health Care	73,518,956	—	—	—	73,518,956
Industrials	62,884,649	—	—	—	62,884,649
Information Technology	176,391,556	—	—	—	176,391,556
Materials	10,870,667	—	—	—	10,870,667
Real Estate	18,612,182	—	—	—	18,612,182
Utilities	19,352,085	—	—	—	19,352,085
Total Common Stocks	618,904,633	—	—	—	618,904,633
Money Market Funds	—	—	—	19,572,050	19,572,050
Total Investments in Securities	618,904,633	—	—	19,572,050	638,476,683
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Select Large Cap Equity Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Large Cap Enhanced Core Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Consumer Discretionary 12.4%
Hotels, Restaurants & Leisure 1.8%
Hilton Worldwide Holdings, Inc.	46,200	3,728,802
Marriott International, Inc., Class A	26,900	3,641,184
Total		7,369,986
Household Durables 0.5%
PulteGroup, Inc.	66,700	2,017,675
Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.(a)	5,150	8,392,543
Booking Holdings, Inc.(a)	2,200	4,639,624
Total		13,032,167
Media 2.0%
Comcast Corp., Class A	175,100	5,459,618
News Corp., Class A	197,000	2,960,910
Total		8,420,528
Multiline Retail 0.9%
Kohl’s Corp.	47,800	3,190,650
Macy’s, Inc.	11,400	397,974
Total		3,588,624
Specialty Retail 2.5%
Best Buy Co., Inc.	49,900	3,405,675
Home Depot, Inc. (The)	36,200	6,753,110
Total		10,158,785
Textiles, Apparel & Luxury Goods 1.5%
Ralph Lauren Corp.	27,400	3,687,492
VF Corp.	28,600	2,321,176
Total		6,008,668
Total Consumer Discretionary		50,596,433
Consumer Staples 6.2%
Food & Staples Retailing 1.9%
Walgreens Boots Alliance, Inc.	60,000	3,743,400
Walmart, Inc.	48,900	4,036,206
Total		7,779,606
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 2.4%
Campbell Soup Co.	72,800	2,448,992
General Mills, Inc.	54,100	2,287,889
Kellogg Co.	33,100	2,131,309
Tyson Foods, Inc., Class A	45,800	3,090,126
Total		9,958,316
Household Products 0.9%
Kimberly-Clark Corp.	33,900	3,418,815
Procter & Gamble Co. (The)	2,600	190,242
Total		3,609,057
Tobacco 1.0%
Altria Group, Inc.	31,500	1,755,810
Philip Morris International, Inc.	29,200	2,322,568
Total		4,078,378
Total Consumer Staples		25,425,357
Energy 6.0%
Energy Equipment & Services 0.5%
National Oilwell Varco, Inc.	49,100	2,033,722
Oil, Gas & Consumable Fuels 5.5%
Chevron Corp.	20,600	2,560,580
ConocoPhillips	71,200	4,798,168
Exxon Mobil Corp.	33,900	2,754,036
Marathon Oil Corp.	167,500	3,589,525
Marathon Petroleum Corp.	51,500	4,070,045
Valero Energy Corp.	37,000	4,484,400
Total		22,256,754
Total Energy		24,290,476
Financials 14.2%
Banks 7.1%
Bank of America Corp.	204,800	5,947,392
Citigroup, Inc.	88,800	5,922,072
Citizens Financial Group, Inc.	78,500	3,206,725
Fifth Third Bancorp	110,400	3,376,032
JPMorgan Chase & Co.	89,600	9,588,096
Wells Fargo & Co.	19,700	1,063,603
Total		29,103,920
Columbia Large Cap Enhanced Core Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.9%
BlackRock, Inc.	3,150	1,682,825
Moody’s Corp.	21,000	3,581,970
S&P Global, Inc.	22,200	4,384,500
State Street Corp.	23,500	2,258,585
T. Rowe Price Group, Inc.	31,200	3,788,304
Total		15,696,184
Diversified Financial Services 0.8%
Berkshire Hathaway, Inc., Class B(a)	16,900	3,236,857
Insurance 2.4%
Allstate Corp. (The)	36,700	3,430,716
MetLife, Inc.	59,100	2,718,009
Prudential Financial, Inc.	38,800	3,757,392
Total		9,906,117
Total Financials		57,943,078
Health Care 13.5%
Biotechnology 2.5%
Alexion Pharmaceuticals, Inc.(a)	16,900	1,962,597
Biogen, Inc.(a)	6,250	1,837,250
Celgene Corp.(a)	17,150	1,349,362
Gilead Sciences, Inc.	24,700	1,664,780
Regeneron Pharmaceuticals, Inc.(a)	2,400	720,768
Vertex Pharmaceuticals, Inc.(a)	17,000	2,618,000
Total		10,152,757
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	80,500	4,953,165
Baxter International, Inc.	50,100	3,549,084
Varian Medical Systems, Inc.(a)	9,800	1,155,126
Total		9,657,375
Health Care Providers & Services 2.9%
Express Scripts Holding Co.(a)	55,000	4,169,550
Humana, Inc.	12,750	3,709,995
McKesson Corp.	24,700	3,505,918
UnitedHealth Group, Inc.	2,600	627,926
Total		12,013,389
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.7%
Allergan PLC	12,500	1,885,000
Bristol-Myers Squibb Co.	83,500	4,393,770
Eli Lilly & Co.	54,100	4,600,664
Johnson & Johnson	23,500	2,811,070
Perrigo Co. PLC	38,500	2,816,660
Pfizer, Inc.	187,800	6,747,654
Total		23,254,818
Total Health Care		55,078,339
Industrials 9.6%
Aerospace & Defense 3.3%
Boeing Co. (The)	19,400	6,831,904
General Dynamics Corp.	19,000	3,832,490
Lockheed Martin Corp.	8,650	2,720,771
Total		13,385,165
Airlines 0.9%
Delta Air Lines, Inc.	66,300	3,583,515
Electrical Equipment 1.6%
Acuity Brands, Inc.	27,700	3,275,525
AMETEK, Inc.	45,400	3,315,562
Total		6,591,087
Industrial Conglomerates 1.1%
Honeywell International, Inc.	31,500	4,659,165
Machinery 0.2%
Ingersoll-Rand PLC	9,700	849,138
Professional Services 0.8%
Robert Half International, Inc.	48,900	3,113,952
Road & Rail 0.8%
Union Pacific Corp.	22,900	3,269,204
Trading Companies & Distributors 0.9%
WW Grainger, Inc.	12,300	3,800,577
Total Industrials		39,251,803
Information Technology 26.1%
Communications Equipment 1.9%
Cisco Systems, Inc.	158,000	6,748,180
F5 Networks, Inc.(a)	5,800	1,004,038
Total		7,752,218

2	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 5.7%
Alphabet, Inc., Class A(a)	7,275	8,002,500
Facebook, Inc., Class A(a)	60,300	11,564,334
VeriSign, Inc.(a)	29,000	3,782,760
Total		23,349,594
IT Services 3.4%
MasterCard, Inc., Class A	34,100	6,483,092
Visa, Inc., Class A	55,800	7,294,176
Total		13,777,268
Semiconductors & Semiconductor Equipment 3.3%
Applied Materials, Inc.	69,100	3,508,898
Broadcom, Inc.	19,700	4,965,779
Intel Corp.	25,300	1,396,560
KLA-Tencor Corp.	3,700	418,951
Micron Technology, Inc.(a)	52,300	3,011,957
Total		13,302,145
Software 6.8%
Adobe Systems, Inc.(a)	22,900	5,708,512
ANSYS, Inc.(a)	6,500	1,058,200
Electronic Arts, Inc.(a)	24,900	3,259,659
Microsoft Corp.(b)	167,300	16,535,932
Oracle Corp.	28,200	1,317,504
Total		27,879,807
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	73,575	13,748,960
HP, Inc.	151,600	3,339,748
NetApp, Inc.	49,200	3,361,344
Total		20,450,052
Total Information Technology		106,511,084
Materials 3.2%
Chemicals 1.8%
Eastman Chemical Co.	28,600	2,983,266
LyondellBasell Industries NV, Class A	36,100	4,047,532
Total		7,030,798
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 1.4%
Avery Dennison Corp.	28,600	3,003,858
Packaging Corp. of America	23,700	2,784,750
Total		5,788,608
Total Materials		12,819,406
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 2.4%
American Tower Corp.	30,600	4,234,122
Host Hotels & Resorts, Inc.	159,200	3,443,496
SBA Communications Corp.(a)	13,600	2,149,752
Total		9,827,370
Total Real Estate		9,827,370
Telecommunication Services 2.0%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	199,400	6,444,608
Verizon Communications, Inc.	36,300	1,730,421
Total		8,175,029
Total Telecommunication Services		8,175,029
Utilities 3.0%
Electric Utilities 0.6%
Entergy Corp.	32,900	2,661,939
Independent Power and Renewable Electricity Producers 0.2%
NRG Energy, Inc.	25,600	876,288
Multi-Utilities 2.2%
Ameren Corp.	37,700	2,231,463
CenterPoint Energy, Inc.	109,700	2,866,461
Public Service Enterprise Group, Inc.	69,800	3,698,004
Total		8,795,928
Total Utilities		12,334,155
Total Common Stocks (Cost $290,894,606)		402,252,530

Columbia Large Cap Enhanced Core Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2018 (Unaudited)
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(c),(d)	4,759,449	4,759,449
Total Money Market Funds (Cost $4,759,018)		4,759,449
Total Investments in Securities (Cost: $295,653,624)		407,011,979
Other Assets & Liabilities, Net		829,374
Net Assets		407,841,353
At May 31, 2018, securities and/or cash totaling $345,940 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	42	06/2018	USD	5,681,550	—	(15,074)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	14,323,611	23,035,230	(32,599,392)	4,759,449	(33)	1,457	40,783	4,759,449
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
4	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	50,596,433	—	—	—	50,596,433
Consumer Staples	25,425,357	—	—	—	25,425,357
Energy	24,290,476	—	—	—	24,290,476
Financials	57,943,078	—	—	—	57,943,078
Health Care	55,078,339	—	—	—	55,078,339
Industrials	39,251,803	—	—	—	39,251,803
Information Technology	106,511,084	—	—	—	106,511,084
Materials	12,819,406	—	—	—	12,819,406
Real Estate	9,827,370	—	—	—	9,827,370
Telecommunication Services	8,175,029	—	—	—	8,175,029
Utilities	12,334,155	—	—	—	12,334,155
Total Common Stocks	402,252,530	—	—	—	402,252,530
Money Market Funds	—	—	—	4,759,449	4,759,449
Total Investments in Securities	402,252,530	—	—	4,759,449	407,011,979
Investments in Derivatives
Liability
Futures Contracts	(15,074)	—	—	—	(15,074)
Total	402,237,456	—	—	4,759,449	406,996,905
Columbia Large Cap Enhanced Core Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Large Cap Index Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Consumer Discretionary 12.8%
Auto Components 0.2%
Aptiv PLC	42,810	4,173,975
BorgWarner, Inc.	31,867	1,554,472
Goodyear Tire & Rubber Co. (The)	38,700	945,441
Total		6,673,888
Automobiles 0.5%
Ford Motor Co.	628,425	7,258,309
General Motors Co.	203,345	8,682,831
Harley-Davidson, Inc.	27,120	1,114,090
Total		17,055,230
Distributors 0.1%
Genuine Parts Co.	23,630	2,145,368
LKQ Corp.(a)	49,849	1,583,703
Total		3,729,071
Diversified Consumer Services —%
H&R Block, Inc.	33,668	924,187
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	65,377	4,071,680
Chipotle Mexican Grill, Inc.(a)	3,957	1,702,222
Darden Restaurants, Inc.	19,895	1,739,022
Hilton Worldwide Holdings, Inc.	45,595	3,679,972
Marriott International, Inc., Class A	48,346	6,544,115
McDonald’s Corp.	128,374	20,541,124
MGM Resorts International	82,080	2,581,416
Norwegian Cruise Line Holdings Ltd.(a)	33,200	1,737,688
Royal Caribbean Cruises Ltd.	27,539	2,891,044
Starbucks Corp.	226,304	12,824,648
Wynn Resorts Ltd.	13,625	2,670,636
Yum! Brands, Inc.	53,544	4,354,733
Total		65,338,300
Household Durables 0.4%
D.R. Horton, Inc.	55,092	2,325,433
Garmin Ltd.	17,810	1,070,203
Leggett & Platt, Inc.	21,296	879,525
Lennar Corp., Class A	43,978	2,275,422
Common Stocks (continued)
Issuer	Shares	Value ($)
Mohawk Industries, Inc.(a)	10,186	2,078,351
Newell Brands, Inc.	78,131	1,842,329
PulteGroup, Inc.	42,443	1,283,901
Whirlpool Corp.	11,387	1,648,268
Total		13,403,432
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.(a)	64,703	105,441,303
Booking Holdings, Inc.(a)	7,850	16,555,022
Expedia Group, Inc.	19,705	2,384,896
Netflix, Inc.(a)	69,884	24,571,214
TripAdvisor, Inc.(a)	17,476	911,199
Total		149,863,634
Leisure Products 0.1%
Hasbro, Inc.	18,194	1,578,329
Mattel, Inc.	55,378	859,467
Total		2,437,796
Media 2.4%
21st Century Fox, Inc., Class A	169,727	6,542,976
21st Century Fox, Inc., Class B	70,723	2,699,497
CBS Corp., Class B Non Voting	55,578	2,799,464
Charter Communications, Inc., Class A(a)	29,953	7,818,931
Comcast Corp., Class A	746,397	23,272,659
Discovery, Inc., Class A(a)	25,055	528,410
Discovery, Inc., Class C(a)	54,773	1,082,862
DISH Network Corp., Class A(a)	36,726	1,085,253
Interpublic Group of Companies, Inc. (The)	61,914	1,399,256
News Corp., Class A	61,674	926,960
News Corp., Class B	19,605	302,897
Omnicom Group, Inc.	37,079	2,672,654
Time Warner, Inc.	125,584	11,824,990
Viacom, Inc., Class B	56,826	1,539,985
Walt Disney Co. (The)	242,136	24,085,268
Total		88,582,062
Columbia Large Cap Index Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.5%
Dollar General Corp.	41,546	3,634,444
Dollar Tree, Inc.(a)	38,183	3,153,534
Kohl’s Corp.	27,051	1,805,654
Macy’s, Inc.	49,084	1,713,522
Nordstrom, Inc.	18,828	923,137
Target Corp.	87,529	6,379,989
Total		17,610,280
Specialty Retail 2.2%
Advance Auto Parts, Inc.	11,916	1,532,636
AutoZone, Inc.(a)	4,389	2,849,866
Best Buy Co., Inc.	40,954	2,795,111
CarMax, Inc.(a)	29,123	2,007,157
Foot Locker, Inc.	19,520	1,053,494
Gap, Inc. (The)	35,082	981,594
Home Depot, Inc. (The)	188,044	35,079,608
L Brands, Inc.	39,541	1,340,835
Lowe’s Companies, Inc.	133,653	12,698,372
O’Reilly Automotive, Inc.(a)	13,479	3,631,377
Ross Stores, Inc.	61,535	4,853,881
Tiffany & Co.	16,415	2,146,754
TJX Companies, Inc. (The)	101,826	9,196,924
Tractor Supply Co.	20,147	1,497,124
Ulta Beauty, Inc.(a)	9,334	2,304,658
Total		83,969,391
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	58,010	1,057,522
Michael Kors Holdings Ltd.(a)	24,494	1,405,711
Nike, Inc., Class B	209,003	15,006,415
PVH Corp.	12,387	1,981,920
Ralph Lauren Corp.	8,920	1,200,454
Tapestry, Inc.	45,874	2,005,611
Under Armour, Inc., Class A(a)	29,839	623,635
Under Armour, Inc., Class C(a)	29,682	561,583
VF Corp.	53,022	4,303,266
Total		28,146,117
Total Consumer Discretionary		477,733,388
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.7%
Beverages 1.8%
Brown-Forman Corp., Class B	42,116	2,382,081
Coca-Cola Co. (The)	618,248	26,584,664
Constellation Brands, Inc., Class A	27,598	6,156,562
Dr. Pepper Snapple Group, Inc.	28,941	3,452,661
Molson Coors Brewing Co., Class B	29,777	1,835,752
Monster Beverage Corp.(a)	66,587	3,406,591
PepsiCo, Inc.	229,008	22,958,052
Total		66,776,363
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	70,709	14,017,352
Kroger Co. (The)	129,484	3,150,346
SYSCO Corp.	77,319	5,028,055
Walgreens Boots Alliance, Inc.	137,191	8,559,346
Walmart, Inc.	233,750	19,293,725
Total		50,048,824
Food Products 1.1%
Archer-Daniels-Midland Co.	90,054	3,937,161
Campbell Soup Co.	30,978	1,042,100
ConAgra Foods, Inc.	64,524	2,391,259
General Mills, Inc.	91,632	3,875,117
Hershey Co. (The)	22,688	2,042,828
Hormel Foods Corp.	43,491	1,560,892
JM Smucker Co. (The)	18,294	1,966,605
Kellogg Co.	40,091	2,581,459
Kraft Heinz Co. (The)	96,175	5,528,139
McCormick & Co., Inc.	19,500	1,969,500
Mondelez International, Inc., Class A	239,511	9,405,597
Tyson Foods, Inc., Class A	47,927	3,233,635
Total		39,534,292
Household Products 1.3%
Church & Dwight Co., Inc.	39,280	1,844,196
Clorox Co. (The)	20,838	2,517,856
Colgate-Palmolive Co.	140,955	8,892,851
Kimberly-Clark Corp.	56,471	5,695,100
Procter & Gamble Co. (The)	405,959	29,704,020
Total		48,654,023

2	Columbia Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.2%
Coty, Inc., Class A	76,036	1,007,477
Estee Lauder Companies, Inc. (The), Class A	36,162	5,404,049
Total		6,411,526
Tobacco 1.0%
Altria Group, Inc.	306,032	17,058,224
Philip Morris International, Inc.	250,106	19,893,431
Total		36,951,655
Total Consumer Staples		248,376,683
Energy 6.2%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	68,047	2,353,746
Halliburton Co.	140,503	6,988,619
Helmerich & Payne, Inc.	17,532	1,163,774
National Oilwell Varco, Inc.	61,203	2,535,028
Schlumberger Ltd.	222,856	15,303,522
TechnipFMC PLC	70,600	2,199,190
Total		30,543,879
Oil, Gas & Consumable Fuels 5.4%
Anadarko Petroleum Corp.	82,985	5,792,353
Andeavor	22,777	3,289,682
Apache Corp.	61,430	2,457,200
Cabot Oil & Gas Corp.	74,205	1,695,584
Chevron Corp.	307,616	38,236,669
Cimarex Energy Co.	15,370	1,428,180
Concho Resources, Inc.(a)	24,003	3,295,852
ConocoPhillips	189,143	12,746,347
Devon Energy Corp.	84,722	3,521,894
EOG Resources, Inc.	93,178	10,977,300
EQT Corp.	39,422	2,031,810
Exxon Mobil Corp.(b)	682,336	55,432,977
Hess Corp.	43,125	2,605,612
Kinder Morgan, Inc.	305,517	5,096,024
Marathon Oil Corp.	136,825	2,932,160
Marathon Petroleum Corp.	76,396	6,037,576
Newfield Exploration Co.(a)	32,166	940,534
Noble Energy, Inc.	79,264	2,829,725
Occidental Petroleum Corp.	123,215	10,374,703
Common Stocks (continued)
Issuer	Shares	Value ($)
ONEOK, Inc.	66,128	4,507,284
Phillips 66	67,614	7,876,355
Pioneer Natural Resources Co.	27,424	5,295,574
Range Resources Corp.	36,425	576,972
Valero Energy Corp.	69,755	8,454,306
Williams Companies, Inc. (The)	133,226	3,578,450
Total		202,011,123
Total Energy		232,555,002
Financials 14.1%
Banks 6.2%
Bank of America Corp.	1,540,628	44,739,837
BB&T Corp.	125,183	6,572,108
Citigroup, Inc.	413,860	27,600,323
Citizens Financial Group, Inc.	78,473	3,205,622
Comerica, Inc.	27,829	2,623,996
Fifth Third Bancorp	111,725	3,416,551
Huntington Bancshares, Inc.	177,514	2,639,633
JPMorgan Chase & Co.	552,654	59,139,505
KeyCorp	170,802	3,320,391
M&T Bank Corp.	24,181	4,161,067
People’s United Financial, Inc.	55,898	1,029,082
PNC Financial Services Group, Inc. (The)	75,940	10,890,555
Regions Financial Corp.	180,771	3,297,263
SunTrust Banks, Inc.	75,416	5,091,334
SVB Financial Group(a)	8,510	2,656,226
U.S. Bancorp	252,712	12,633,073
Wells Fargo & Co.	706,924	38,166,827
Zions Bancorporation	31,641	1,734,243
Total		232,917,636
Capital Markets 3.1%
Affiliated Managers Group, Inc.	8,778	1,397,984
Ameriprise Financial, Inc.(c)	23,567	3,267,093
Bank of New York Mellon Corp. (The)	162,598	8,902,240
BlackRock, Inc.	19,929	10,646,670
Cboe Global Markets, Inc.	18,150	1,770,714
Charles Schwab Corp. (The)	192,973	10,733,158
CME Group, Inc.	54,808	8,928,223
E*TRADE Financial Corp.(a)	42,886	2,716,828
Franklin Resources, Inc.	52,421	1,759,773

Columbia Large Cap Index Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Goldman Sachs Group, Inc. (The)	56,893	12,850,991
Intercontinental Exchange, Inc.	93,772	6,647,497
Invesco Ltd.	65,569	1,791,345
Moody’s Corp.	26,769	4,565,988
Morgan Stanley	222,176	11,139,905
MSCI, Inc.	14,480	2,354,014
Nasdaq, Inc.	18,779	1,725,039
Northern Trust Corp.	34,255	3,511,823
Raymond James Financial, Inc.	20,871	2,015,304
S&P Global, Inc.	40,891	8,075,972
State Street Corp.	59,202	5,689,904
T. Rowe Price Group, Inc.	39,387	4,782,370
Total		115,272,835
Consumer Finance 0.8%
American Express Co.	116,013	11,404,078
Capital One Financial Corp.	78,308	7,360,952
Discover Financial Services	57,129	4,219,548
Navient Corp.	42,354	584,909
Synchrony Financial	115,077	3,985,116
Total		27,554,603
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B(a)	309,920	59,358,977
Jefferies Financial Group, Inc.	50,484	1,104,590
Total		60,463,567
Insurance 2.4%
Aflac, Inc.	125,500	5,655,030
Allstate Corp. (The)	57,083	5,336,119
American International Group, Inc.	144,765	7,642,144
Aon PLC	39,641	5,544,587
Arthur J Gallagher & Co.	29,219	1,936,635
Assurant, Inc.	8,454	789,181
Brighthouse Financial, Inc.(a)	15,428	726,813
Chubb Ltd.	74,738	9,767,509
Cincinnati Financial Corp.	24,029	1,666,892
Everest Re Group Ltd.	6,576	1,481,507
Hartford Financial Services Group, Inc. (The)	57,486	3,008,242
Lincoln National Corp.	35,143	2,329,630
Loews Corp.	43,421	2,121,984
Common Stocks (continued)
Issuer	Shares	Value ($)
Marsh & McLennan Companies, Inc.	81,746	6,569,926
MetLife, Inc.	166,928	7,677,019
Principal Financial Group, Inc.	43,376	2,420,381
Progressive Corp. (The)	93,767	5,821,993
Prudential Financial, Inc.	67,956	6,580,859
Torchmark Corp.	17,082	1,449,066
Travelers Companies, Inc. (The)	43,707	5,617,224
Unum Group	35,635	1,382,994
Willis Towers Watson PLC	21,280	3,216,472
Xl Group Ltd.	41,372	2,299,456
Total		91,041,663
Total Financials		527,250,304
Health Care 13.8%
Biotechnology 2.5%
AbbVie, Inc.	256,699	25,397,799
Alexion Pharmaceuticals, Inc.(a)	35,701	4,145,957
Amgen, Inc.	107,644	19,335,015
Biogen, Inc.(a)	34,065	10,013,747
Celgene Corp.(a)	121,120	9,529,722
Gilead Sciences, Inc.	210,948	14,217,895
Incyte Corp.(a)	28,291	1,931,427
Regeneron Pharmaceuticals, Inc.(a)	12,433	3,733,879
Vertex Pharmaceuticals, Inc.(a)	40,888	6,296,752
Total		94,602,193
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	280,295	17,246,551
ABIOMED, Inc.(a)	6,770	2,580,318
Align Technology, Inc.(a)	11,614	3,855,267
Baxter International, Inc.	80,018	5,668,475
Becton Dickinson and Co.	42,871	9,499,785
Boston Scientific Corp.(a)	221,408	6,728,589
Cooper Companies, Inc. (The)	7,896	1,786,944
Danaher Corp.	98,853	9,814,126
Dentsply Sirona, Inc.	36,991	1,620,576
Edwards Lifesciences Corp.(a)	33,824	4,644,374
Hologic, Inc.(a)	44,530	1,687,242
IDEXX Laboratories, Inc.(a)	14,030	2,921,186
Intuitive Surgical, Inc.(a)	18,082	8,311,753
Medtronic PLC	218,238	18,838,304

4	Columbia Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ResMed, Inc.	23,020	2,366,686
Stryker Corp.	51,885	9,029,028
Varian Medical Systems, Inc.(a)	14,698	1,732,453
Zimmer Biomet Holdings, Inc.	32,718	3,648,384
Total		111,980,041
Health Care Providers & Services 3.1%
Aetna, Inc.	52,646	9,272,540
AmerisourceBergen Corp.	26,176	2,150,097
Anthem, Inc.	41,176	9,117,190
Cardinal Health, Inc.	50,676	2,639,713
Centene Corp.(a)	31,832	3,729,437
CIGNA Corp.	39,112	6,624,399
CVS Health Corp.	163,375	10,356,341
DaVita, Inc.(a)	23,446	1,567,131
Envision Healthcare Corp.(a)	19,483	835,431
Express Scripts Holding Co.(a)	90,875	6,889,234
Five Star Quality Care, Inc.(a),(d),(e)	—	0
HCA Healthcare, Inc.	45,080	4,649,551
Henry Schein, Inc.(a)	24,752	1,712,838
Humana, Inc.	22,167	6,450,154
Laboratory Corp. of America Holdings(a)	16,406	2,962,760
McKesson Corp.	33,225	4,715,956
Quest Diagnostics, Inc.	21,839	2,326,509
UnitedHealth Group, Inc.	155,822	37,632,571
Universal Health Services, Inc., Class B	14,013	1,611,215
Total		115,243,067
Health Care Technology 0.1%
Cerner Corp.(a)	50,883	3,036,697
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	51,968	3,217,859
Illumina, Inc.(a)	23,669	6,448,382
IQVIA Holdings, Inc.(a)	23,470	2,321,887
Mettler-Toledo International, Inc.(a)	4,104	2,260,237
PerkinElmer, Inc.	17,797	1,322,851
Thermo Fisher Scientific, Inc.	64,700	13,475,069
Waters Corp.(a)	12,689	2,444,155
Total		31,490,440
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.3%
Allergan PLC	53,188	8,020,750
Bristol-Myers Squibb Co.	262,895	13,833,535
Eli Lilly & Co.	155,260	13,203,310
Johnson & Johnson	432,033	51,679,788
Merck & Co., Inc.	434,175	25,846,438
Mylan NV(a)	82,892	3,188,026
Nektar Therapeutics(a)	25,910	2,079,796
Perrigo Co. PLC	21,094	1,543,237
Pfizer, Inc.	958,598	34,442,426
Zoetis, Inc.	78,474	6,568,274
Total		160,405,580
Total Health Care		516,758,018
Industrials 9.9%
Aerospace & Defense 2.8%
Arconic, Inc.	68,416	1,207,542
Boeing Co. (The)	89,076	31,369,004
General Dynamics Corp.	44,469	8,969,842
Harris Corp.	19,115	2,876,234
Huntington Ingalls Industries, Inc.	7,310	1,616,022
L3 Technologies, Inc.	12,594	2,497,768
Lockheed Martin Corp.	40,013	12,585,689
Northrop Grumman Corp.	28,030	9,172,818
Raytheon Co.	46,457	9,732,742
Rockwell Collins, Inc.	26,397	3,629,851
Textron, Inc.	42,155	2,806,680
TransDigm Group, Inc.	7,814	2,610,736
United Technologies Corp.	119,777	14,950,565
Total		104,025,493
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	22,503	1,957,761
Expeditors International of Washington, Inc.	28,429	2,117,392
FedEx Corp.	39,684	9,886,078
United Parcel Service, Inc., Class B	110,829	12,869,464
Total		26,830,695

Columbia Large Cap Index Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.5%
Alaska Air Group, Inc.	19,808	1,204,524
American Airlines Group, Inc.	67,805	2,952,230
Delta Air Lines, Inc.	104,730	5,660,657
Southwest Airlines Co.	87,105	4,449,323
United Continental Holdings, Inc.(a)	38,968	2,711,783
Total		16,978,517
Building Products 0.3%
Allegion PLC	15,328	1,171,519
AO Smith Corp.	23,430	1,477,730
Fortune Brands Home & Security, Inc.	24,468	1,374,368
Johnson Controls International PLC	149,134	5,004,937
Masco Corp.	50,470	1,881,017
Total		10,909,571
Commercial Services & Supplies 0.3%
Cintas Corp.	13,895	2,532,364
Republic Services, Inc.	36,266	2,445,416
Stericycle, Inc.(a)	13,775	874,713
Waste Management, Inc.	64,250	5,314,117
Total		11,166,610
Construction & Engineering 0.1%
Fluor Corp.	22,531	1,098,161
Jacobs Engineering Group, Inc.	19,387	1,256,278
Quanta Services, Inc.(a)	24,755	891,427
Total		3,245,866
Electrical Equipment 0.5%
Acuity Brands, Inc.	6,792	803,154
AMETEK, Inc.	37,253	2,720,587
Eaton Corp. PLC	70,887	5,428,526
Emerson Electric Co.	102,234	7,242,257
Rockwell Automation, Inc.	20,574	3,608,885
Total		19,803,409
Industrial Conglomerates 1.6%
3M Co.	95,891	18,912,582
General Electric Co.	1,398,171	19,686,248
Honeywell International, Inc.	121,097	17,911,457
Roper Technologies, Inc.	16,560	4,567,082
Total		61,077,369
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.6%
Caterpillar, Inc.	96,238	14,619,515
Cummins, Inc.	25,078	3,570,856
Deere & Co.	52,141	7,795,601
Dover Corp.	24,864	1,919,750
Flowserve Corp.	21,063	870,744
Fortive Corp.	49,318	3,584,926
Illinois Tool Works, Inc.	49,503	7,113,581
Ingersoll-Rand PLC	40,233	3,521,997
PACCAR, Inc.	56,679	3,527,134
Parker-Hannifin Corp.	21,428	3,662,045
Pentair PLC	26,673	1,164,010
Snap-On, Inc.	9,131	1,349,744
Stanley Black & Decker, Inc.	24,697	3,438,810
Xylem, Inc.	28,971	2,039,558
Total		58,178,271
Professional Services 0.3%
Equifax, Inc.	19,340	2,203,986
IHS Markit Ltd.(a)	58,292	2,872,630
Nielsen Holdings PLC	53,988	1,628,818
Robert Half International, Inc.	20,007	1,274,046
Verisk Analytics, Inc.(a)	24,984	2,654,300
Total		10,633,780
Road & Rail 1.0%
CSX Corp.	142,872	9,236,675
JB Hunt Transport Services, Inc.	13,785	1,765,858
Kansas City Southern	16,592	1,777,833
Norfolk Southern Corp.	45,763	6,939,959
Union Pacific Corp.	126,762	18,096,543
Total		37,816,868
Trading Companies & Distributors 0.2%
Fastenal Co.	46,323	2,465,773
United Rentals, Inc.(a)	13,614	2,172,386
WW Grainger, Inc.	8,221	2,540,207
Total		7,178,366
Total Industrials		367,844,815

6	Columbia Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 25.8%
Communications Equipment 1.0%
Cisco Systems, Inc.	775,771	33,133,179
F5 Networks, Inc.(a)	9,962	1,724,522
Juniper Networks, Inc.	55,359	1,474,764
Motorola Solutions, Inc.	26,086	2,800,071
Total		39,132,536
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	49,197	4,276,695
Corning, Inc.	139,946	3,802,333
FLIR Systems, Inc.	22,375	1,206,012
IPG Photonics Corp.(a)	6,090	1,469,334
TE Connectivity Ltd.	56,558	5,264,419
Total		16,018,793
Internet Software & Services 5.1%
Akamai Technologies, Inc.(a)	27,385	2,064,281
Alphabet, Inc., Class A(a)	48,063	52,869,300
Alphabet, Inc., Class C(a)	49,015	53,180,785
eBay, Inc.(a)	151,567	5,717,107
Facebook, Inc., Class A(a)	385,824	73,993,327
VeriSign, Inc.(a)	15,458	2,016,342
Total		189,841,142
IT Services 4.3%
Accenture PLC, Class A	99,307	15,466,072
Alliance Data Systems Corp.	7,767	1,637,439
Automatic Data Processing, Inc.	71,386	9,281,608
Cognizant Technology Solutions Corp., Class A	94,690	7,134,892
DXC Technology Co.	45,936	4,231,165
Fidelity National Information Services, Inc.	53,333	5,451,699
Fiserv, Inc.(a)	66,540	4,830,804
Gartner, Inc.(a)	14,630	1,941,986
Global Payments, Inc.	25,632	2,849,253
International Business Machines Corp.	137,953	19,494,138
MasterCard, Inc., Class A	148,653	28,261,908
Paychex, Inc.	51,482	3,376,190
PayPal Holdings, Inc.(a)	181,671	14,909,739
Total System Services, Inc.	26,630	2,268,610
Common Stocks (continued)
Issuer	Shares	Value ($)
Visa, Inc., Class A	290,285	37,946,055
Western Union Co. (The)	73,958	1,471,025
Total		160,552,583
Semiconductors & Semiconductor Equipment 4.3%
Advanced Micro Devices, Inc.(a)	132,646	1,821,230
Analog Devices, Inc.	59,555	5,787,555
Applied Materials, Inc.	169,190	8,591,468
Broadcom, Inc.	66,097	16,661,071
Intel Corp.	753,627	41,600,210
KLA-Tencor Corp.	25,224	2,856,113
Lam Research Corp.	26,242	5,200,640
Microchip Technology, Inc.	37,740	3,675,121
Micron Technology, Inc.(a)	186,207	10,723,661
NVIDIA Corp.	97,421	24,568,602
Qorvo, Inc.(a)	20,373	1,634,933
QUALCOMM, Inc.	238,388	13,855,111
Skyworks Solutions, Inc.	29,384	2,897,556
Texas Instruments, Inc.	158,421	17,728,894
Xilinx, Inc.	41,032	2,794,690
Total		160,396,855
Software 6.1%
Activision Blizzard, Inc.	122,166	8,662,791
Adobe Systems, Inc.(a)	79,160	19,733,005
ANSYS, Inc.(a)	13,505	2,198,614
Autodesk, Inc.(a)	35,466	4,578,661
CA, Inc.	50,358	1,799,795
Cadence Design Systems, Inc.(a)	45,550	1,933,597
Citrix Systems, Inc.(a)	20,831	2,200,170
Electronic Arts, Inc.(a)	49,391	6,465,776
Intuit, Inc.	39,177	7,898,083
Microsoft Corp.	1,239,908	122,552,507
Oracle Corp.	486,629	22,735,307
Red Hat, Inc.(a)	28,505	4,629,782
Salesforce.com, Inc.(a)	111,484	14,418,226
Symantec Corp.	99,835	2,074,571
Synopsys, Inc.(a)	23,946	2,108,924
Take-Two Interactive Software, Inc.(a)	18,420	2,064,514
Total		226,054,323

Columbia Large Cap Index Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	817,075	152,686,805
Hewlett Packard Enterprise Co.	252,337	3,845,616
HP, Inc.	263,685	5,808,981
NetApp, Inc.	43,140	2,947,325
Seagate Technology PLC	45,864	2,584,436
Western Digital Corp.	47,916	4,001,465
Xerox Corp.	34,452	936,405
Total		172,811,033
Total Information Technology		964,807,265
Materials 2.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	35,257	5,690,832
Albemarle Corp.	17,821	1,665,729
CF Industries Holdings, Inc.	37,556	1,545,054
DowDuPont, Inc.	376,809	24,157,225
Eastman Chemical Co.	23,019	2,401,112
Ecolab, Inc.	41,863	5,970,082
FMC Corp.	21,630	1,883,757
International Flavors & Fragrances, Inc.	12,714	1,552,761
LyondellBasell Industries NV, Class A	52,104	5,841,900
Monsanto Co.	70,986	9,047,876
Mosaic Co. (The)	56,454	1,551,920
PPG Industries, Inc.	40,983	4,136,004
Praxair, Inc.	46,234	7,224,525
Sherwin-Williams Co. (The)	13,319	5,051,231
Total		77,720,008
Construction Materials 0.1%
Martin Marietta Materials, Inc.	10,113	2,253,884
Vulcan Materials Co.	21,330	2,724,694
Total		4,978,578
Containers & Packaging 0.3%
Avery Dennison Corp.	14,155	1,486,700
Ball Corp.	56,367	2,082,761
International Paper Co.	66,496	3,557,536
Packaging Corp. of America	15,190	1,784,825
Common Stocks (continued)
Issuer	Shares	Value ($)
Sealed Air Corp.	26,950	1,173,942
WestRock Co.	41,080	2,418,790
Total		12,504,554
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	216,825	3,664,343
Newmont Mining Corp.	85,908	3,344,398
Nucor Corp.	51,195	3,286,207
Total		10,294,948
Total Materials		105,498,088
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.7%
Alexandria Real Estate Equities, Inc.	16,301	2,036,321
American Tower Corp.	70,995	9,823,578
Apartment Investment & Management Co., Class A	25,339	1,034,591
AvalonBay Communities, Inc.	22,235	3,680,782
Boston Properties, Inc.	24,850	3,025,984
Crown Castle International Corp.	66,779	6,955,033
Digital Realty Trust, Inc.	33,086	3,556,083
Duke Realty Corp.	57,490	1,616,619
Equinix, Inc.	12,760	5,063,806
Equity Residential	59,290	3,793,967
Essex Property Trust, Inc.	10,637	2,542,562
Extra Space Storage, Inc.	20,298	1,953,683
Federal Realty Investment Trust	11,787	1,401,356
GGP, Inc.	101,709	2,062,659
HCP, Inc.	75,593	1,811,964
Host Hotels & Resorts, Inc.	118,212	2,556,926
Iron Mountain, Inc.	45,322	1,508,769
Kimco Realty Corp.	68,517	1,059,273
Macerich Co. (The)	17,466	971,634
Mid-America Apartment Communities, Inc.	18,300	1,712,148
ProLogis, Inc.	85,842	5,523,933
Public Storage	24,126	5,110,852
Realty Income Corp.	45,765	2,439,275
Regency Centers Corp.	23,925	1,389,564
SBA Communications Corp.(a)	18,760	2,965,393
Simon Property Group, Inc.	50,106	8,027,983
SL Green Realty Corp.	14,545	1,418,428
UDR, Inc.	43,183	1,574,884

8	Columbia Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ventas, Inc.	57,362	3,135,407
Vornado Realty Trust	27,838	1,940,587
Welltower, Inc.	59,639	3,438,188
Weyerhaeuser Co.	121,613	4,539,813
Total		99,672,045
Real Estate Management & Development —%
CBRE Group, Inc., Class A(a)	48,656	2,247,421
Total Real Estate		101,919,466
Telecommunication Services 1.8%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	988,735	31,955,915
CenturyLink, Inc.	156,647	2,854,109
Verizon Communications, Inc.	664,736	31,687,965
Total		66,497,989
Total Telecommunication Services		66,497,989
Utilities 2.8%
Electric Utilities 1.7%
Alliant Energy Corp.	37,257	1,543,185
American Electric Power Co., Inc.	79,233	5,383,882
Duke Energy Corp.	112,735	8,698,633
Edison International	52,466	3,261,287
Entergy Corp.	29,108	2,355,128
Eversource Energy	51,029	2,912,735
Exelon Corp.	155,402	6,432,089
FirstEnergy Corp.	71,991	2,477,930
NextEra Energy, Inc.	75,752	12,560,439
PG&E Corp.	82,928	3,593,270
Pinnacle West Capital Corp.	18,001	1,433,060
PPL Corp.	111,769	3,053,529
Southern Co. (The)	162,342	7,289,156
Xcel Energy, Inc.	81,814	3,724,173
Total		64,718,496
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	106,359	1,356,077
NRG Energy, Inc.	48,590	1,663,236
Total		3,019,313
Multi-Utilities 0.9%
Ameren Corp.	39,073	2,312,731
CenterPoint Energy, Inc.	69,407	1,813,605
CMS Energy Corp.	45,476	2,097,808
Consolidated Edison, Inc.	49,986	3,835,426
Dominion Energy, Inc.	104,920	6,734,815
DTE Energy Co.	28,884	2,958,588
NiSource, Inc.	54,336	1,374,701
Public Service Enterprise Group, Inc.	81,288	4,306,638
SCANA Corp.	22,974	833,956
Sempra Energy	41,114	4,379,874
WEC Energy Group, Inc.	50,813	3,208,841
Total		33,856,983
Water Utilities 0.1%
American Water Works Co., Inc.	28,757	2,390,857
Total Utilities		103,985,649
Total Common Stocks (Cost $1,627,144,637)		3,713,226,667

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(c),(f)	20,854,781	20,854,781
Total Money Market Funds (Cost $20,852,695)		20,854,781
Total Investments in Securities (Cost: $1,647,997,332)		3,734,081,448
Other Assets & Liabilities, Net		498,501
Net Assets		3,734,579,949

At May 31, 2018, securities and/or cash totaling $2,047,248 were pledged as collateral.
Columbia Large Cap Index Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	181	06/2018	USD	24,484,775	823,164	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Ameriprise Financial, Inc.
	23,437	330	(200)	23,567	26,555	(440,416)	21,210	3,267,093
Columbia Short-Term Cash Fund, 1.907%
	55,498,320	105,594,394	(140,237,933)	20,854,781	4,479	5,654	284,242	20,854,781
Total					31,034	(434,762)	305,452	24,121,874

(d)	Represents fractional shares.
(e)	Negligible market value.
(f)	The rate shown is the seven-day current annualized yield at May 31, 2018.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
10	Columbia Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	477,733,388	—	—	—	477,733,388
Consumer Staples	248,376,683	—	—	—	248,376,683
Energy	232,555,002	—	—	—	232,555,002
Financials	527,250,304	—	—	—	527,250,304
Health Care	516,758,018	0*	—	—	516,758,018
Industrials	367,844,815	—	—	—	367,844,815
Information Technology	964,807,265	—	—	—	964,807,265
Materials	105,498,088	—	—	—	105,498,088
Real Estate	101,919,466	—	—	—	101,919,466
Telecommunication Services	66,497,989	—	—	—	66,497,989
Utilities	103,985,649	—	—	—	103,985,649
Total Common Stocks	3,713,226,667	0*	—	—	3,713,226,667
Money Market Funds	—	—	—	20,854,781	20,854,781
Total Investments in Securities	3,713,226,667	0*	—	20,854,781	3,734,081,448
Investments in Derivatives
Asset
Futures Contracts	823,164	—	—	—	823,164
Total	3,714,049,831	0*	—	20,854,781	3,734,904,612

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Large Cap Index Fund | Quarterly Report 2018	11

Portfolio of Investments
Columbia Large Cap Growth Fund III, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Consumer Discretionary 16.4%
Hotels, Restaurants & Leisure 2.4%
Norwegian Cruise Line Holdings Ltd.(a)	240,730	12,599,808
Yum China Holdings, Inc.	292,617	11,499,848
Yum! Brands, Inc.	210,825	17,146,397
Total		41,246,053
Household Durables 0.6%
Mohawk Industries, Inc.(a)	49,146	10,027,750
Internet & Direct Marketing Retail 7.4%
Amazon.com, Inc.(a)	58,445	95,243,141
Booking Holdings, Inc.(a)	14,670	30,937,856
Total		126,180,997
Media 1.4%
Comcast Corp., Class A	467,522	14,577,336
DISH Network Corp., Class A(a)	291,537	8,614,918
Total		23,192,254
Specialty Retail 2.6%
Burlington Stores, Inc.(a)	106,853	15,627,251
O’Reilly Automotive, Inc.(a)	47,546	12,809,368
Ulta Beauty, Inc.(a)	64,761	15,990,139
Total		44,426,758
Textiles, Apparel & Luxury Goods 2.0%
Canada Goose Holdings, Inc.(a)	236,191	9,931,832
PVH Corp.	152,094	24,335,040
Total		34,266,872
Total Consumer Discretionary		279,340,684
Consumer Staples 5.0%
Food & Staples Retailing 3.2%
Costco Wholesale Corp.	148,457	29,430,116
SYSCO Corp.	225,942	14,693,008
Walmart, Inc.	133,373	11,008,608
Total		55,131,732
Food Products 1.0%
Tyson Foods, Inc., Class A	249,045	16,803,066
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.8%
Philip Morris International, Inc.	180,750	14,376,855
Total Consumer Staples		86,311,653
Energy 1.3%
Energy Equipment & Services 0.5%
TechnipFMC PLC	254,687	7,933,500
Oil, Gas & Consumable Fuels 0.8%
Cimarex Energy Co.	84,749	7,874,877
Diamondback Energy, Inc.	53,646	6,478,291
Total		14,353,168
Total Energy		22,286,668
Financials 3.9%
Banks 0.8%
Citigroup, Inc.	214,305	14,292,000
Capital Markets 3.1%
Bank of New York Mellon Corp. (The)	413,366	22,631,788
BlackRock, Inc.	28,256	15,095,203
Charles Schwab Corp. (The)	270,443	15,042,040
Total		52,769,031
Total Financials		67,061,031
Health Care 12.9%
Biotechnology 3.9%
ACADIA Pharmaceuticals, Inc.(a)	84,966	1,537,884
Alexion Pharmaceuticals, Inc.(a)	155,099	18,011,647
Biogen, Inc.(a)	75,434	22,174,579
Clovis Oncology, Inc.(a)	64,432	3,025,727
Sage Therapeutics, Inc.(a)	20,593	3,144,345
Vertex Pharmaceuticals, Inc.(a)	124,838	19,225,052
Total		67,119,234
Health Care Equipment & Supplies 3.5%
Align Technology, Inc.(a)	45,978	15,262,397
Edwards Lifesciences Corp.(a)	147,947	20,314,603
IDEXX Laboratories, Inc.(a)	21,682	4,514,409
Medtronic PLC	217,691	18,791,087
Total		58,882,496
Columbia Large Cap Growth Fund III | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund III, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.1%
Humana, Inc.	64,182	18,675,678
Life Sciences Tools & Services 2.3%
Illumina, Inc.(a)	74,127	20,195,160
Thermo Fisher Scientific, Inc.	94,600	19,702,342
Total		39,897,502
Pharmaceuticals 2.1%
Bristol-Myers Squibb Co.	305,725	16,087,250
Johnson & Johnson	163,986	19,616,005
Total		35,703,255
Total Health Care		220,278,165
Industrials 9.6%
Aerospace & Defense 2.9%
L3 Technologies, Inc.	102,590	20,346,675
Northrop Grumman Corp.	89,906	29,421,738
Total		49,768,413
Air Freight & Logistics 1.9%
FedEx Corp.	129,581	32,281,219
Electrical Equipment 1.5%
AMETEK, Inc.	170,349	12,440,588
Sensata Technologies Holding(a)	251,670	12,857,820
Total		25,298,408
Industrial Conglomerates 1.3%
Honeywell International, Inc.	148,659	21,988,152
Machinery 2.0%
Ingersoll-Rand PLC	210,069	18,389,440
Xylem, Inc.	235,092	16,550,477
Total		34,939,917
Total Industrials		164,276,109
Information Technology 45.9%
Electronic Equipment, Instruments & Components 0.7%
Zebra Technologies Corp., Class A(a)	78,956	12,120,536
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 11.3%
Alibaba Group Holding Ltd., ADR(a)	140,680	27,856,047
Alphabet, Inc., Class A(a)	80,337	88,370,700
Alphabet, Inc., Class C(a)	12,824	13,913,912
Facebook, Inc., Class A(a)	321,861	61,726,502
Total		191,867,161
IT Services 7.2%
FleetCor Technologies, Inc.(a)	109,963	21,921,124
Pagseguro Digital Ltd., Class A(a)	460,106	15,307,727
PayPal Holdings, Inc.(a)	317,945	26,093,746
Square, Inc., Class A(a)	169,188	9,855,201
Visa, Inc., Class A	383,532	50,135,303
Total		123,313,101
Semiconductors & Semiconductor Equipment 7.1%
Broadcom, Inc.	123,898	31,230,969
Lam Research Corp.	105,918	20,990,829
MACOM Technology Solutions Holdings, Inc.(a)	423,993	9,561,042
Micron Technology, Inc.(a)	456,823	26,308,437
NVIDIA Corp.	133,268	33,608,857
Total		121,700,134
Software 13.9%
Adobe Systems, Inc.(a)	195,355	48,698,094
Electronic Arts, Inc.(a)	224,279	29,360,364
Microsoft Corp.	1,068,501	105,610,639
Salesforce.com, Inc.(a)	234,869	30,375,608
ServiceNow, Inc.(a)	131,809	23,410,596
Total		237,455,301
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	518,932	96,972,823
Total Information Technology		783,429,056
Materials 1.4%
Chemicals 1.4%
Eastman Chemical Co.	223,454	23,308,487
Total Materials		23,308,487

2	Columbia Large Cap Growth Fund III | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund III, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.7%
American Tower Corp.	161,186	22,303,307
Equinix, Inc.	61,229	24,298,728
Total		46,602,035
Total Real Estate		46,602,035
Total Common Stocks (Cost $1,149,249,738)		1,692,893,888

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(b),(c)	1,093	1,093
Total Money Market Funds (Cost $1,093)		1,093
Total Investments in Securities (Cost: $1,149,250,831)		1,692,894,981
Other Assets & Liabilities, Net		14,751,775
Net Assets		1,707,646,756

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	10,205,483	53,736,810	(63,941,200)	1,093	1,441	—	56,030	1,093
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Large Cap Growth Fund III | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund III, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	279,340,684	—	—	—	279,340,684
Consumer Staples	86,311,653	—	—	—	86,311,653
Energy	22,286,668	—	—	—	22,286,668
Financials	67,061,031	—	—	—	67,061,031
Health Care	220,278,165	—	—	—	220,278,165
Industrials	164,276,109	—	—	—	164,276,109
Information Technology	783,429,056	—	—	—	783,429,056
Materials	23,308,487	—	—	—	23,308,487
Real Estate	46,602,035	—	—	—	46,602,035
Total Common Stocks	1,692,893,888	—	—	—	1,692,893,888
Money Market Funds	—	—	—	1,093	1,093
Total Investments in Securities	1,692,893,888	—	—	1,093	1,692,894,981
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Large Cap Growth Fund III | Quarterly Report 2018

Portfolio of Investments
Columbia Mid Cap Index Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Consumer Discretionary 12.3%
Auto Components 0.9%
Cooper Tire & Rubber Co.	135,170	3,473,869
Dana, Inc.	386,470	8,618,281
Delphi Technologies PLC	235,800	11,813,580
Gentex Corp.	730,236	17,547,571
Total		41,453,301
Automobiles 0.2%
Thor Industries, Inc.	130,404	12,075,410
Distributors 0.3%
Pool Corp.	107,490	15,362,471
Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.(a)	160,398	7,659,004
Graham Holdings Co., Class B	12,312	7,151,425
Service Corp. International	492,311	18,062,891
Sotheby’s (a)	99,112	5,433,320
Total		38,306,640
Hotels, Restaurants & Leisure 3.6%
Boyd Gaming Corp.	218,550	8,250,262
Brinker International, Inc.	116,709	5,103,685
Cheesecake Factory, Inc. (The)	113,585	5,884,839
Churchill Downs, Inc.	30,200	9,041,880
Cracker Barrel Old Country Store, Inc.	63,870	10,009,068
Domino’s Pizza, Inc.	116,380	29,267,242
Dunkin’ Brands Group, Inc.	218,890	14,015,527
ILG, Inc.	280,930	9,619,043
International Speedway Corp., Class A	65,199	2,718,798
Jack in the Box, Inc.	78,580	6,339,049
Papa John’s International, Inc.	65,150	3,345,452
Scientific Games Corp., Class A(a)	141,240	8,375,532
Six Flags Entertainment Corp.	209,240	13,500,165
Texas Roadhouse, Inc.	174,690	10,825,539
Wendy’s Co. (The)	477,808	7,697,487
Wyndham Worldwide Corp.	266,750	28,926,370
Total		172,919,938
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 1.5%
Helen of Troy Ltd.(a)	71,760	6,444,048
KB Home	224,676	5,917,966
NVR, Inc.(a)	9,112	27,249,800
Tempur Sealy International, Inc.(a)	122,874	5,668,178
Toll Brothers, Inc.	380,446	15,023,813
TRI Pointe Group, Inc.(a)	402,370	6,944,906
Tupperware Brands Corp.	136,020	5,734,603
Total		72,983,314
Leisure Products 0.7%
Brunswick Corp.	232,990	14,818,164
Polaris Industries, Inc.	156,054	17,462,443
Total		32,280,607
Media 1.4%
AMC Networks, Inc., Class A(a)	122,334	6,993,835
Cable One, Inc.	12,484	8,105,112
Cinemark Holdings, Inc.	282,023	9,523,917
John Wiley & Sons, Inc., Class A	118,154	8,010,841
Live Nation Entertainment, Inc.(a)	360,060	15,349,358
Meredith Corp.	105,448	5,309,307
New York Times Co. (The), Class A	340,429	7,744,760
TEGNA, Inc.	573,720	5,949,476
Total		66,986,606
Multiline Retail 0.2%
Big Lots, Inc.	111,850	4,575,784
Dillard’s, Inc., Class A	54,710	4,455,035
Total		9,030,819
Specialty Retail 2.0%
Aaron’s, Inc.	164,099	6,527,858
American Eagle Outfitters, Inc.	448,224	9,950,573
AutoNation, Inc.(a)	158,820	7,251,721
Bed Bath & Beyond, Inc.	378,960	6,881,913
Dick’s Sporting Goods, Inc.	220,050	8,053,830
Five Below, Inc.(a)	146,630	10,368,207
GameStop Corp., Class A	269,580	3,558,456
Michaels Companies, Inc. (The)(a)	294,200	5,401,512
Columbia Mid Cap Index Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Murphy U.S.A., Inc.(a)	83,810	5,595,156
Office Depot, Inc.	1,370,002	3,233,205
Sally Beauty Holdings, Inc.(a)	332,900	5,040,106
Signet Jewelers Ltd.	160,890	6,918,270
Urban Outfitters, Inc.(a)	213,150	8,854,251
Williams-Sonoma, Inc.	206,068	11,409,985
Total		99,045,043
Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	125,922	13,726,757
Deckers Outdoor Corp.(a)	84,522	9,564,510
Skechers U.S.A., Inc., Class A(a)	361,020	10,491,241
Total		33,782,508
Total Consumer Discretionary		594,226,657
Consumer Staples 3.2%
Beverages 0.1%
Boston Beer Co., Inc. (The), Class A(a)	23,460	5,955,321
Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	99,910	9,671,288
Sprouts Farmers Market, Inc.(a)	329,310	7,146,027
United Natural Foods, Inc.(a)	134,121	6,113,235
Total		22,930,550
Food Products 2.0%
Flowers Foods, Inc.	493,181	10,011,574
Hain Celestial Group, Inc. (The)(a)	276,520	7,056,790
Ingredion, Inc.	192,216	21,410,940
Lamb Weston Holdings, Inc.	388,960	24,796,200
Lancaster Colony Corp.	51,865	6,540,177
Post Holdings, Inc.(a)	174,501	13,413,892
Sanderson Farms, Inc.	53,470	5,233,644
Tootsie Roll Industries, Inc.	51,669	1,503,568
TreeHouse Foods, Inc.(a)	150,280	7,199,915
Total		97,166,700
Household Products 0.2%
Energizer Holdings, Inc.	158,823	9,646,909
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.4%
Edgewell Personal Care Co.(a)	143,693	6,282,258
Nu Skin Enterprises, Inc., Class A	148,050	12,123,814
Total		18,406,072
Total Consumer Staples		154,105,552
Energy 5.6%
Energy Equipment & Services 2.0%
Apergy Corp.(a)	204,970	8,852,654
Core Laboratories NV	117,380	14,576,248
Diamond Offshore Drilling, Inc.(a)	171,620	3,116,619
Dril-Quip, Inc.(a)	101,480	4,876,114
Ensco PLC, Class A	1,160,240	7,541,560
McDermott International, Inc.(a)	475,050	10,322,837
Nabors Industries Ltd.	932,630	6,966,746
Oceaneering International, Inc.	261,996	6,243,365
Patterson-UTI Energy, Inc.	591,503	12,232,282
Rowan Companies PLC, Class A(a)	302,400	4,717,440
Superior Energy Services, Inc.(a)	410,419	4,485,880
Transocean Ltd.(a)	1,160,110	14,675,391
Total		98,607,136
Oil, Gas & Consumable Fuels 3.6%
Callon Petroleum Co.(a)	595,590	7,051,786
Chesapeake Energy Corp.(a)	2,419,490	10,815,120
CNX Resources Corp.(a)	535,880	8,659,821
Energen Corp.(a)	258,645	17,546,477
Gulfport Energy Corp.(a)	415,940	4,621,093
HollyFrontier Corp.	471,960	36,425,873
Matador Resources Co.(a)	275,280	7,727,110
Murphy Oil Corp.	431,660	13,273,545
Oasis Petroleum, Inc.(a)	704,120	9,174,683
PBF Energy, Inc., Class A	294,500	13,894,510
QEP Resources, Inc.(a)	641,130	7,751,262
SM Energy Co.	273,269	7,159,648
Southwestern Energy Co.(a)	1,359,930	6,432,469
World Fuel Services Corp.	180,000	3,758,400
WPX Energy, Inc.(a)	1,059,620	19,295,680
Total		173,587,477
Total Energy		272,194,613

2	Columbia Mid Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 16.4%
Banks 8.2%
Associated Banc-Corp.	453,849	12,526,232
BancorpSouth Bank	223,630	7,491,605
Bank of Hawaii Corp.	112,626	9,565,326
Bank of the Ozarks	323,130	15,361,600
Cathay General Bancorp	202,905	8,560,562
Chemical Financial Corp.	189,730	10,647,648
Commerce Bancshares, Inc.	249,888	16,137,767
Cullen/Frost Bankers, Inc.	154,209	17,615,294
East West Bancorp, Inc.	384,627	26,723,884
First Horizon National Corp.	869,700	16,124,238
FNB Corp.	860,740	11,404,805
Fulton Financial Corp.	466,445	8,139,465
Hancock Holding Co.	226,861	11,399,765
Home Bancshares, Inc.	420,650	9,683,363
International Bancshares Corp.	144,222	6,230,390
MB Financial, Inc.	223,490	11,038,171
PacWest Bancorp	334,690	17,758,651
Pinnacle Financial Partners, Inc.	196,890	13,201,475
Prosperity Bancshares, Inc.	185,825	13,459,305
Signature Bank(a)	142,851	18,212,074
Sterling Bancorp	597,950	14,679,673
Synovus Financial Corp.	315,805	17,088,209
TCF Financial Corp.	454,929	11,969,182
Texas Capital Bancshares, Inc.(a)	132,120	12,729,762
Trustmark Corp.	180,460	5,805,398
UMB Financial Corp.	117,200	9,030,260
Umpqua Holdings Corp.	586,590	13,808,329
United Bankshares, Inc.	279,520	10,188,504
Valley National Bancorp	704,241	8,950,903
Webster Financial Corp.	245,105	15,711,231
Wintrust Financial Corp.	149,610	13,780,577
Total		395,023,648
Capital Markets 3.0%
Eaton Vance Corp.	319,512	17,189,746
Evercore, Inc., Class A	109,770	11,459,988
Factset Research Systems, Inc.	103,844	20,873,682
Federated Investors, Inc., Class B	252,600	6,130,602
Common Stocks (continued)
Issuer	Shares	Value ($)
Interactive Brokers Group, Inc., Class A	190,190	13,842,028
Janus Henderson Group PLC	479,967	14,826,181
Legg Mason, Inc.	224,960	8,384,259
MarketAxess Holdings, Inc.	100,020	21,369,273
SEI Investments Co.	347,365	22,154,940
Stifel Financial Corp.	191,190	11,241,972
Total		147,472,671
Consumer Finance 0.3%
SLM Corp.(a)	1,153,670	13,186,448
Insurance 4.3%
Alleghany Corp.	40,958	23,368,996
American Financial Group, Inc.	183,537	20,167,045
Aspen Insurance Holdings Ltd.	158,264	6,868,658
Brown & Brown, Inc.	608,706	16,909,853
CNO Financial Group, Inc.	444,060	8,890,081
First American Financial Corp.	294,625	15,344,070
Genworth Financial, Inc., Class A(a)	1,328,370	4,569,593
Hanover Insurance Group, Inc. (The)	113,090	13,711,031
Kemper Corp.	130,091	10,075,548
Mercury General Corp.	97,181	4,578,197
Old Republic International Corp.	666,556	13,984,345
Primerica, Inc.	117,745	11,580,221
Reinsurance Group of America, Inc.	171,579	25,640,766
RenaissanceRe Holdings Ltd.	106,500	13,075,005
WR Berkley Corp.	255,503	19,538,314
Total		208,301,723
Thrifts & Mortgage Finance 0.6%
LendingTree, Inc.(a)	20,530	5,315,217
New York Community Bancorp, Inc.	1,304,454	15,118,622
Washington Federal, Inc.	229,809	7,457,302
Total		27,891,141
Total Financials		791,875,631
Health Care 7.7%
Biotechnology 0.2%
United Therapeutics Corp.(a)	115,058	12,262,882

Columbia Mid Cap Index Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.3%
Cantel Medical Corp.	94,560	10,315,550
Globus Medical, Inc., Class A(a)	192,890	10,715,040
Halyard Health, Inc.(a)	124,850	6,854,265
Hill-Rom Holdings, Inc.	176,084	16,199,728
ICU Medical, Inc.(a)	40,180	11,694,389
LivaNova PLC(a)	115,660	10,877,823
Masimo Corp.(a)	126,410	12,520,910
NuVasive, Inc.(a)	136,390	6,991,351
STERIS PLC	225,778	23,444,788
Teleflex, Inc.	119,877	32,026,339
West Pharmaceutical Services, Inc.	196,880	18,309,840
Total		159,950,023
Health Care Providers & Services 1.9%
Acadia Healthcare Co., Inc.(a)	217,650	8,747,354
HealthSouth Corp.	261,150	16,909,463
Lifepoint Hospitals, Inc.(a)	103,717	5,481,443
Mednax, Inc.(a)	249,592	11,443,793
Molina Healthcare, Inc.(a)	122,380	10,393,733
Patterson Companies, Inc.	217,000	4,539,640
Tenet Healthcare Corp.(a)	215,240	7,625,953
WellCare Health Plans, Inc.(a)	118,496	26,267,008
Total		91,408,387
Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.(a)	481,243	6,087,724
Medidata Solutions, Inc.(a)	157,620	12,161,959
Total		18,249,683
Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A(a)	53,791	15,445,010
Bio-Techne Corp.	99,721	14,990,061
Charles River Laboratories International, Inc.(a)	126,208	13,569,884
Pra Health Sciences, Inc.(a)	133,910	11,368,959
Syneos Health, Inc.(a)	149,940	6,447,420
Total		61,821,334
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.6%
Akorn, Inc.(a)	249,980	3,492,221
Catalent, Inc.(a)	354,760	13,927,878
Endo International PLC(a)	534,870	3,364,332
Mallinckrodt PLC(a)	229,780	3,871,793
Prestige Brands Holdings, Inc.(a)	141,140	4,718,310
Total		29,374,534
Total Health Care		373,066,843
Industrials 15.0%
Aerospace & Defense 1.4%
Curtiss-Wright Corp.	117,500	14,951,875
Esterline Technologies Corp.(a)	69,603	5,077,539
KLX, Inc.(a)	134,022	9,894,844
Orbital ATK, Inc.	153,797	20,565,735
Teledyne Technologies, Inc.(a)	94,990	19,136,685
Total		69,626,678
Airlines 0.3%
JetBlue Airways Corp.(a)	856,466	16,178,643
Building Products 0.4%
Lennox International, Inc.	100,042	20,339,539
Commercial Services & Supplies 2.0%
Brink’s Co. (The)	134,580	10,665,465
Clean Harbors, Inc.(a)	136,830	7,251,990
Copart, Inc.(a)	537,078	29,447,987
Deluxe Corp.	127,522	8,485,314
Healthcare Services Group, Inc.	196,060	7,087,569
Herman Miller, Inc.	158,779	5,200,012
HNI Corp.	115,075	4,270,433
MSA Safety, Inc.	90,526	8,418,918
Pitney Bowes, Inc.	497,020	4,423,478
Rollins, Inc.	255,489	12,715,688
Total		97,966,854
Construction & Engineering 1.1%
AECOM (a)	423,545	13,976,985
Dycom Industries, Inc.(a)	82,990	7,731,348
EMCOR Group, Inc.	155,330	11,794,207
Granite Construction, Inc.	106,142	6,036,296

4	Columbia Mid Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
KBR, Inc.	373,247	6,875,210
Valmont Industries, Inc.	60,381	8,824,683
Total		55,238,729
Electrical Equipment 1.0%
EnerSys	111,520	8,911,563
Hubbell, Inc.	145,565	15,675,895
nVent Electric PLC(a)	440,140	11,918,991
Regal Beloit Corp.	117,934	9,369,857
Total		45,876,306
Industrial Conglomerates 0.4%
Carlisle Companies, Inc.	164,424	17,657,493
Machinery 4.8%
AGCO Corp.	175,691	11,173,948
Crane Co.	134,905	11,211,955
Donaldson Co., Inc.	345,675	16,315,860
Graco, Inc.	450,886	20,470,224
IDEX Corp.	203,663	28,243,985
ITT, Inc.	234,172	12,087,959
Kennametal, Inc.	217,066	8,081,367
Lincoln Electric Holdings, Inc.	164,195	14,711,872
Nordson Corp.	135,756	17,055,026
Oshkosh Corp.	198,630	14,450,332
Terex Corp.	194,315	7,690,988
Timken Co. (The)	182,375	8,626,337
Toro Co. (The)	285,240	16,543,920
Trinity Industries, Inc.	401,336	13,842,079
Wabtec Corp.	227,570	22,190,351
Woodward, Inc.	146,747	11,119,020
Total		233,815,223
Marine 0.3%
Kirby Corp.(a)	142,968	12,967,198
Professional Services 0.6%
Dun & Bradstreet Corp. (The)	98,450	12,090,644
ManpowerGroup, Inc.	176,057	15,845,130
Total		27,935,774
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.9%
Avis Budget Group, Inc.(a)	189,560	7,390,944
Genesee & Wyoming, Inc., Class A(a)	164,844	12,875,965
Knight-Swift Transportation Holdings, Inc.	341,390	13,887,745
Landstar System, Inc.	111,738	12,671,089
Old Dominion Freight Line, Inc.	181,940	28,375,362
Ryder System, Inc.	140,970	9,456,268
Werner Enterprises, Inc.	119,534	4,685,733
Total		89,343,106
Trading Companies & Distributors 0.8%
GATX Corp.	101,118	7,270,384
MSC Industrial Direct Co., Inc., Class A	119,890	11,009,499
NOW, Inc.(a)	286,500	4,028,190
Watsco, Inc.	85,163	15,671,695
Total		37,979,768
Total Industrials		724,925,311
Information Technology 16.3%
Communications Equipment 1.2%
Arris International PLC(a)	463,340	11,713,235
Ciena Corp.(a)	384,032	8,851,938
InterDigital, Inc.	92,144	7,265,554
Lumentum Holdings, Inc.(a)	166,950	9,808,313
Netscout Systems, Inc.(a)	232,220	6,269,940
Plantronics, Inc.	88,019	6,412,184
Viasat, Inc.(a)	145,730	9,124,155
Total		59,445,319
Electronic Equipment, Instruments & Components 4.4%
Arrow Electronics, Inc.(a)	233,396	17,299,312
Avnet, Inc.	319,170	12,166,760
Belden, Inc.	111,580	6,165,911
Cognex Corp.	461,820	21,109,792
Coherent, Inc.(a)	66,040	11,031,982
Jabil, Inc.	466,300	13,186,964
Keysight Technologies, Inc.(a)	505,590	29,698,357
Littelfuse, Inc.	66,070	14,340,494
National Instruments Corp.	286,286	11,915,223
SYNNEX Corp.	77,910	8,322,346
Tech Data Corp.(a)	92,384	8,019,855

Columbia Mid Cap Index Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trimble Navigation Ltd.(a)	660,638	21,840,692
VeriFone Systems, Inc.(a)	293,646	6,677,510
Vishay Intertechnology, Inc.	351,268	7,446,882
Zebra Technologies Corp., Class A(a)	141,695	21,751,599
Total		210,973,679
Internet Software & Services 0.6%
Cars.com Inc(a)	190,450	4,890,756
j2 Global, Inc.	130,640	11,031,242
LogMeIn, Inc.	139,520	15,054,208
Total		30,976,206
IT Services 3.6%
Acxiom Corp.(a)	210,733	6,172,370
Broadridge Financial Solutions, Inc.	310,412	35,837,065
Convergys Corp.	243,794	5,763,290
CoreLogic, Inc.(a)	216,837	11,368,764
Jack Henry & Associates, Inc.	205,598	25,712,086
Leidos Holdings, Inc.	378,852	22,753,851
MAXIMUS, Inc.	173,560	10,569,804
Sabre Corp.	599,530	14,694,480
Science Applications International Corp.	113,804	10,065,964
Teradata Corp.(a)	324,640	12,943,397
WEX, Inc.(a)	106,497	18,723,237
Total		174,604,308
Semiconductors & Semiconductor Equipment 2.9%
Cirrus Logic, Inc.(a)	168,620	6,319,878
Cree, Inc.(a)	261,138	12,174,254
Cypress Semiconductor Corp.	944,622	15,548,478
First Solar, Inc.(a)	216,850	14,661,229
Integrated Device Technology, Inc.(a)	352,151	11,705,499
MKS Instruments, Inc.	144,990	16,267,878
Monolithic Power Systems, Inc.	103,140	13,594,883
Silicon Laboratories, Inc.(a)	113,652	12,001,651
Synaptics, Inc.(a)	91,800	3,859,272
Teradyne, Inc.	520,020	19,713,958
Versum Materials, Inc.	289,870	11,586,104
Total		137,433,084
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 3.4%
ACI Worldwide, Inc.(a)	308,418	7,448,295
Blackbaud, Inc.	127,940	12,470,312
CDK Global, Inc.	336,570	21,658,279
CommVault Systems, Inc.(a)	111,215	7,601,545
Fair Isaac Corp.(a)	80,022	14,726,449
Fortinet, Inc.(a)	384,510	23,524,322
Manhattan Associates, Inc.(a)	180,870	7,871,462
PTC, Inc.(a)	309,430	26,685,243
Tyler Technologies, Inc.(a)	93,790	21,723,640
Ultimate Software Group, Inc. (The)(a)	77,290	20,261,574
Total		163,971,121
Technology Hardware, Storage & Peripherals 0.2%
NCR Corp.(a)	315,060	9,483,306
Total Information Technology		786,887,023
Materials 7.0%
Chemicals 2.7%
Ashland Global Holdings, Inc.	165,590	12,869,655
Cabot Corp.	164,469	9,909,257
Chemours Co. LLC (The)	492,720	24,138,353
Minerals Technologies, Inc.	94,295	6,883,535
NewMarket Corp.	24,453	9,397,043
Olin Corp.	444,653	14,375,631
PolyOne Corp.	215,240	9,022,861
RPM International, Inc.	355,681	17,606,209
Scotts Miracle-Gro Co. (The), Class A	106,027	9,026,079
Sensient Technologies Corp.	114,850	7,723,663
Valvoline, Inc.	532,377	10,881,786
Total		131,834,072
Construction Materials 0.3%
Eagle Materials, Inc.	129,390	14,023,288
Containers & Packaging 1.2%
AptarGroup, Inc.	165,282	15,258,834
Bemis Co., Inc.	242,090	10,240,407
Greif, Inc., Class A	68,973	4,021,816
Owens-Illinois, Inc.(a)	434,030	8,072,958

6	Columbia Mid Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Silgan Holdings, Inc.	196,800	5,356,896
Sonoco Products Co.	264,736	13,535,952
Total		56,486,863
Metals & Mining 2.4%
Allegheny Technologies, Inc.(a)	334,380	9,536,518
Carpenter Technology Corp.	124,842	7,483,029
Commercial Metals Co.	310,352	7,336,721
Compass Minerals International, Inc.	90,024	5,887,570
Reliance Steel & Aluminum Co.	193,801	18,133,960
Royal Gold, Inc.	174,175	15,616,530
Steel Dynamics, Inc.	628,179	31,050,888
United States Steel Corp.	468,020	17,255,897
Worthington Industries, Inc.	116,370	5,579,942
Total		117,881,055
Paper & Forest Products 0.4%
Domtar Corp.	166,826	8,019,326
Louisiana-Pacific Corp.	385,707	11,254,930
Total		19,274,256
Total Materials		339,499,534
Real Estate 9.0%
Equity Real Estate Investment Trusts (REITS) 8.6%
Alexander & Baldwin, Inc.	179,979	3,835,352
American Campus Communities, Inc.	363,213	14,564,841
Camden Property Trust	246,577	21,698,776
CoreCivic, Inc.	314,535	6,768,793
Coresite Realty Corp.	91,120	9,673,299
Corporate Office Properties Trust	269,511	7,519,357
Cousins Properties, Inc.	1,117,600	10,527,792
CyrusOne, Inc.	255,790	14,165,650
DCT Industrial Trust, Inc.	249,350	16,240,165
Douglas Emmett, Inc.	424,140	16,325,149
Education Realty Trust, Inc.	201,650	7,368,291
EPR Properties	172,050	10,562,150
First Industrial Realty Trust, Inc.	319,770	10,530,026
GEO Group, Inc. (The)	330,045	8,185,116
Healthcare Realty Trust, Inc.	332,330	9,052,669
Highwoods Properties, Inc.	274,834	13,145,310
Hospitality Properties Trust	437,333	12,660,790
Common Stocks (continued)
Issuer	Shares	Value ($)
JBG SMITH Properties	248,480	9,166,427
Kilroy Realty Corp.	262,695	20,004,224
Lamar Advertising Co., Class A	223,089	15,442,221
LaSalle Hotel Properties	301,270	10,333,561
Liberty Property Trust	392,391	17,347,606
Life Storage, Inc.	123,780	11,452,126
Mack-Cali Realty Corp.	239,858	4,741,993
Medical Properties Trust, Inc.	970,450	13,169,007
National Retail Properties, Inc.	409,518	16,966,331
Omega Healthcare Investors, Inc.	528,450	16,196,993
PotlatchDeltic Corp.	159,947	8,077,324
Quality Care Properties, Inc.(a)	249,630	5,229,749
Rayonier, Inc.	343,495	13,351,651
Sabra Health Care REIT, Inc.	474,269	9,831,596
Senior Housing Properties Trust	632,335	11,167,036
Tanger Factory Outlet Centers, Inc.	251,560	5,406,024
Taubman Centers, Inc.	162,079	8,847,893
Uniti Group, Inc.	438,854	9,202,768
Urban Edge Properties	281,660	6,159,904
Weingarten Realty Investors	317,867	9,319,860
Total		414,237,820
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	120,828	19,786,793
Total Real Estate		434,024,613
Telecommunication Services 0.1%
Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	245,975	6,284,661
Total Telecommunication Services		6,284,661
Utilities 5.5%
Electric Utilities 2.1%
Allete, Inc.	135,340	10,396,819
Great Plains Energy, Inc.	573,856	19,476,673
Hawaiian Electric Industries, Inc.	289,626	9,942,860
IDACORP, Inc.	134,089	12,384,460
OGE Energy Corp.	531,408	18,609,908
PNM Resources, Inc.	211,960	8,467,802
Westar Energy, Inc.	378,481	21,459,873
Total		100,738,395

Columbia Mid Cap Index Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 2.2%
Atmos Energy Corp.	295,257	26,339,877
National Fuel Gas Co.	228,315	12,018,502
New Jersey Resources Corp.	233,090	10,349,196
ONE Gas, Inc.	139,090	10,438,704
Southwest Gas Holdings, Inc.	128,150	9,700,955
UGI Corp.	460,391	23,235,934
WGL Holdings, Inc.	136,665	12,053,853
Total		104,137,021
Multi-Utilities 0.9%
Black Hills Corp.	142,482	8,286,753
MDU Resources Group, Inc.	519,706	14,447,827
NorthWestern Corp.	131,440	7,160,851
Vectren Corp.	220,970	15,613,740
Total		45,509,171
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.3%
Aqua America, Inc.	472,998	16,413,031
Total Utilities		266,797,618
Total Common Stocks (Cost $3,178,313,284)		4,743,888,056

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(b),(c)	85,748,434	85,748,434
Total Money Market Funds (Cost $85,739,859)		85,748,434
Total Investments in Securities (Cost: $3,264,053,143)		4,829,636,490
Other Assets & Liabilities, Net		5,061,205
Net Assets		4,834,697,695

At May 31, 2018, securities and/or cash totaling $3,787,500 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 E-mini	489	06/2018	USD	95,208,300	2,145,567	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	66,343,121	146,776,387	(127,371,074)	85,748,434	(2,127)	13,351	394,493	85,748,434
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Mid Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	594,226,657	—	—	—	594,226,657
Consumer Staples	154,105,552	—	—	—	154,105,552
Energy	272,194,613	—	—	—	272,194,613
Financials	791,875,631	—	—	—	791,875,631
Health Care	373,066,843	—	—	—	373,066,843
Industrials	724,925,311	—	—	—	724,925,311
Information Technology	786,887,023	—	—	—	786,887,023
Materials	339,499,534	—	—	—	339,499,534
Columbia Mid Cap Index Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	434,024,613	—	—	—	434,024,613
Telecommunication Services	6,284,661	—	—	—	6,284,661
Utilities	266,797,618	—	—	—	266,797,618
Total Common Stocks	4,743,888,056	—	—	—	4,743,888,056
Money Market Funds	—	—	—	85,748,434	85,748,434
Total Investments in Securities	4,743,888,056	—	—	85,748,434	4,829,636,490
Investments in Derivatives
Asset
Futures Contracts	2,145,567	—	—	—	2,145,567
Total	4,746,033,623	—	—	85,748,434	4,831,782,057
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Columbia Mid Cap Index Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Select Mid Cap Value Fund (formerly Columbia Mid Cap Value Fund), May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Consumer Discretionary 8.2%
Diversified Consumer Services 0.4%
Houghton Mifflin Harcourt Co.(a)	1,252,128	8,514,470
Hotels, Restaurants & Leisure 4.1%
Extended Stay America, Inc.	871,234	18,339,476
Jack in the Box, Inc.	197,100	15,900,057
Royal Caribbean Cruises Ltd.	299,950	31,488,751
Six Flags Entertainment Corp.	241,975	15,612,227
Total		81,340,511
Household Durables 1.4%
D.R. Horton, Inc.	668,940	28,235,958
Internet & Direct Marketing Retail 0.9%
Qurate Retail Group, Inc. QVC Group(a)	867,400	17,634,242
Multiline Retail 0.6%
Dollar Tree, Inc.(a)	149,775	12,369,917
Textiles, Apparel & Luxury Goods 0.8%
Gildan Activewear, Inc.	534,400	15,460,192
Total Consumer Discretionary		163,555,290
Consumer Staples 4.4%
Food Products 4.4%
Hershey Co. (The)	235,450	21,199,918
JM Smucker Co. (The)	232,690	25,014,175
Nomad Foods Ltd.(a)	1,279,441	22,262,274
Tyson Foods, Inc., Class A	268,600	18,122,442
Total		86,598,809
Total Consumer Staples		86,598,809
Energy 9.6%
Energy Equipment & Services 2.5%
Patterson-UTI Energy, Inc.	1,097,450	22,695,266
TechnipFMC PLC	825,890	25,726,473
Total		48,421,739
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 7.1%
Cimarex Energy Co.	280,190	26,035,255
EQT Corp.	411,487	21,208,040
Marathon Petroleum Corp.	440,400	34,804,812
Noble Energy, Inc.	798,375	28,501,987
WPX Energy, Inc.(a)	1,694,455	30,856,026
Total		141,406,120
Total Energy		189,827,859
Financials 18.8%
Banks 11.3%
Comerica, Inc.	360,600	34,000,974
Fifth Third Bancorp	1,076,976	32,933,926
M&T Bank Corp.	191,475	32,949,018
Popular, Inc.	556,775	25,188,501
SunTrust Banks, Inc.	520,150	35,115,326
Western Alliance Bancorp(a)	457,600	27,574,976
Zions Bancorporation	668,175	36,622,672
Total		224,385,393
Capital Markets 1.0%
E*TRADE Financial Corp.(a)	321,150	20,344,853
Consumer Finance 1.1%
SLM Corp.(a)	1,902,775	21,748,718
Diversified Financial Services 0.8%
Voya Financial, Inc.	299,900	15,576,806
Insurance 4.6%
Athene Holding Ltd., Class A(a)	662,500	29,593,875
Hartford Financial Services Group, Inc. (The)	577,143	30,201,893
Lincoln National Corp.	476,650	31,597,129
Total		91,392,897
Total Financials		373,448,667
Health Care 7.5%
Health Care Equipment & Supplies 2.9%
Cooper Companies, Inc. (The)	66,750	15,106,192
STERIS PLC	260,425	27,042,532
Zimmer Biomet Holdings, Inc.	134,100	14,953,491
Total		57,102,215
Columbia Select Mid Cap Value Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Columbia Select Mid Cap Value Fund (formerly Columbia Mid Cap Value Fund), May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.0%
Envision Healthcare Corp.(a)	482,275	20,679,952
Life Sciences Tools & Services 2.8%
PerkinElmer, Inc.	467,275	34,732,551
Pra Health Sciences, Inc.(a)	252,825	21,464,842
Total		56,197,393
Pharmaceuticals 0.8%
Amneal Pharmaceuticals, Inc.(a)	758,475	14,972,297
Total Health Care		148,951,857
Industrials 13.5%
Aerospace & Defense 1.6%
L3 Technologies, Inc.	156,900	31,117,977
Airlines 1.1%
Southwest Airlines Co.	427,700	21,846,916
Building Products 0.9%
Masco Corp.	499,275	18,607,979
Commercial Services & Supplies 1.3%
Republic Services, Inc.	400,290	26,991,555
Construction & Engineering 1.7%
Granite Construction, Inc.	301,225	17,130,666
Jacobs Engineering Group, Inc.	252,175	16,340,940
Total		33,471,606
Industrial Conglomerates 1.2%
Carlisle Companies, Inc.	232,950	25,016,500
Machinery 3.4%
AGCO Corp.	242,100	15,397,560
Ingersoll-Rand PLC	164,360	14,388,074
Rexnord Corp.(a)	735,050	21,448,759
Snap-On, Inc.	104,950	15,513,709
Total		66,748,102
Road & Rail 1.4%
Norfolk Southern Corp.	178,720	27,102,888
Trading Companies & Distributors 0.9%
HD Supply Holdings, Inc.(a)	432,450	17,613,689
Total Industrials		268,517,212
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 5.4%
Communications Equipment 1.1%
Motorola Solutions, Inc.	201,050	21,580,707
Electronic Equipment, Instruments & Components 1.3%
Zebra Technologies Corp., Class A(a)	164,900	25,313,799
IT Services 2.1%
First Data Corp., Class A(a)	1,040,775	19,774,725
FleetCor Technologies, Inc.(a)	109,150	21,759,053
Total		41,533,778
Semiconductors & Semiconductor Equipment 0.9%
Micron Technology, Inc.(a)	311,190	17,921,432
Total Information Technology		106,349,716
Materials 9.0%
Chemicals 5.8%
Ashland Global Holdings, Inc.	419,660	32,615,975
Axalta Coating Systems Ltd.(a)	536,320	16,684,915
FMC Corp.	346,905	30,211,956
PPG Industries, Inc.	171,500	17,307,780
Westlake Chemical Corp.	154,575	17,888,965
Total		114,709,591
Construction Materials 0.7%
Summit Materials, Inc., Class A(a)	457,209	12,993,880
Containers & Packaging 0.9%
WestRock Co.	317,850	18,715,008
Metals & Mining 1.6%
Steel Dynamics, Inc.	644,025	31,834,156
Total Materials		178,252,635
Real Estate 12.3%
Equity Real Estate Investment Trusts (REITS) 12.3%
American Homes 4 Rent, Class A	1,587,075	31,614,534
Boston Properties, Inc.	246,275	29,988,907
Camden Property Trust	206,675	18,187,400
CyrusOne, Inc.	393,925	21,815,566
ProLogis, Inc.	513,200	33,024,420
SBA Communications Corp.(a)	104,150	16,462,990
SL Green Realty Corp.	333,325	32,505,854

2	Columbia Select Mid Cap Value Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Select Mid Cap Value Fund (formerly Columbia Mid Cap Value Fund), May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Uniti Group, Inc.	1,595,304	33,453,525
Welltower, Inc.	477,875	27,549,494
Total		244,602,690
Total Real Estate		244,602,690
Utilities 10.0%
Electric Utilities 4.8%
Edison International	613,050	38,107,188
Pinnacle West Capital Corp.	441,325	35,133,883
Westar Energy, Inc.	386,098	21,891,757
Total		95,132,828
Multi-Utilities 5.2%
CMS Energy Corp.	725,350	33,460,396
Public Service Enterprise Group, Inc.	661,500	35,046,270
WEC Energy Group, Inc.	561,275	35,444,516
Total		103,951,182
Total Utilities		199,084,010
Total Common Stocks (Cost $1,537,844,826)		1,959,188,745

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(b),(c)	9,616,495	9,616,495
Total Money Market Funds (Cost $9,615,534)		9,616,495
Total Investments in Securities (Cost: $1,547,460,360)		1,968,805,240
Other Assets & Liabilities, Net		16,516,709
Net Assets		1,985,321,949

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	106,406,169	50,350,949	(147,140,623)	9,616,495	(3,103)	6,229	229,743	9,616,495
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Columbia Select Mid Cap Value Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Columbia Select Mid Cap Value Fund (formerly Columbia Mid Cap Value Fund), May 31, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	163,555,290	—	—	—	163,555,290
Consumer Staples	86,598,809	—	—	—	86,598,809
Energy	189,827,859	—	—	—	189,827,859
Financials	373,448,667	—	—	—	373,448,667
Health Care	148,951,857	—	—	—	148,951,857
Industrials	268,517,212	—	—	—	268,517,212
Information Technology	106,349,716	—	—	—	106,349,716
Materials	178,252,635	—	—	—	178,252,635
Real Estate	244,602,690	—	—	—	244,602,690
Utilities	199,084,010	—	—	—	199,084,010
Total Common Stocks	1,959,188,745	—	—	—	1,959,188,745
Money Market Funds	—	—	—	9,616,495	9,616,495
Total Investments in Securities	1,959,188,745	—	—	9,616,495	1,968,805,240
See the Portfolio of Investments for all investment classifications not indicated in the table.
4	Columbia Select Mid Cap Value Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Select Mid Cap Value Fund (formerly Columbia Mid Cap Value Fund), May 31, 2018 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
Columbia Select Mid Cap Value Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Small Cap Index Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Consumer Discretionary 13.9%
Auto Components 1.5%
American Axle & Manufacturing Holdings, Inc.(a)	523,050	8,274,651
Cooper-Standard Holding, Inc.(a)	85,140	10,574,388
Dorman Products, Inc.(a)	157,765	10,178,998
Fox Factory Holding Corp.(a)	198,600	7,894,350
Gentherm, Inc.(a)	193,700	6,856,980
LCI Industries	131,987	11,575,260
Motorcar Parts of America, Inc.(a)	100,720	2,160,444
Standard Motor Products, Inc.	107,499	4,864,330
Superior Industries International, Inc.	122,324	2,140,670
Total		64,520,071
Automobiles 0.1%
Winnebago Industries, Inc.	152,120	5,514,350
Distributors 0.1%
Core-Mark Holding Co., Inc.	243,700	4,757,024
Diversified Consumer Services 0.6%
American Public Education, Inc.(a)	86,554	3,687,200
Capella Education Co.	61,633	5,852,053
Career Education Corp.(a)	346,748	5,336,452
Regis Corp.(a)	184,940	3,197,613
Strayer Education, Inc.	55,995	6,120,254
Total		24,193,572
Hotels, Restaurants & Leisure 2.1%
Belmond Ltd., Class A(a)	443,390	5,298,511
BJ’s Restaurants, Inc.	94,202	5,275,312
Chuy’s Holdings, Inc.(a)	89,320	2,630,474
Dave & Buster’s Entertainment, Inc.(a)	214,890	8,948,020
Dine Brands Global, Inc.	95,041	6,030,352
El Pollo Loco Holdings, Inc.(a)	114,300	1,211,580
Fiesta Restaurant Group, Inc.(a)	142,920	3,551,562
Marriott Vacations Worldwide Corp.	124,717	14,995,972
Monarch Casino & Resort, Inc.(a)	60,015	2,673,068
Penn National Gaming, Inc.(a)	445,390	15,178,891
Red Robin Gourmet Burgers, Inc.(a)	68,424	3,445,148
Ruth’s Hospitality Group, Inc.	153,608	4,078,292
Common Stocks (continued)
Issuer	Shares	Value ($)
Shake Shack, Inc., Class A(a)	100,090	5,967,366
Sonic Corp.	203,083	4,930,855
Wingstop, Inc.	153,640	7,775,720
Total		91,991,123
Household Durables 1.9%
Cavco Industries, Inc.(a)	44,860	9,312,936
Ethan Allen Interiors, Inc.	133,482	3,130,153
Installed Building Products, Inc.(a)	111,050	6,735,183
iRobot Corp.(a)	147,575	9,210,156
La-Z-Boy, Inc.	248,557	7,754,978
LGI Homes, Inc.(a)	94,340	5,746,249
M/I Homes, Inc.(a)	147,173	4,088,466
MDC Holdings, Inc.	237,099	7,487,586
Meritage Homes Corp.(a)	200,201	9,059,095
TopBuild Corp.(a)	187,690	15,756,575
Universal Electronics, Inc.(a)	75,549	2,240,028
William Lyon Homes, Inc., Class A(a)	152,010	3,625,439
Total		84,146,844
Internet & Direct Marketing Retail 0.6%
FTD Companies, Inc.(a)	88,740	505,818
Nutrisystem, Inc.	159,522	5,950,171
PetMed Express, Inc.	108,788	3,913,104
Shutterfly, Inc.(a)	171,710	16,164,779
Total		26,533,872
Leisure Products 0.5%
Callaway Golf Co.	499,725	9,464,791
Nautilus, Inc.(a)	162,160	2,424,292
Sturm Ruger & Co., Inc.	92,030	5,636,838
Vista Outdoor, Inc.(a)	302,710	5,127,907
Total		22,653,828
Media 0.8%
EW Scripps Co. (The), Class A	290,284	3,625,647
Gannett Co., Inc.	595,800	6,297,606
Marcus Corp. (The)	101,613	3,205,890
New Media Investment Group, Inc.	312,822	5,224,127
Columbia Small Cap Index Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Scholastic Corp.	145,700	6,555,043
World Wrestling Entertainment, Inc., Class A	211,160	12,224,053
Total		37,132,366
Multiline Retail 0.5%
Fred’s, Inc., Class A	189,759	267,560
JCPenney Co., Inc.(a)	1,647,590	3,987,168
Ollie’s Bargain Outlet Holdings, Inc.(a)	260,480	18,415,936
Total		22,670,664
Specialty Retail 3.6%
Abercrombie & Fitch Co., Class A	359,180	8,566,443
Asbury Automotive Group, Inc.(a)	97,920	6,810,336
Ascena Retail Group, Inc.(a)	900,660	2,936,152
Barnes & Noble Education, Inc.(a)	198,193	1,256,544
Barnes & Noble, Inc.	299,810	1,753,889
Big 5 Sporting Goods Corp.	105,595	865,879
Buckle, Inc. (The)	149,591	3,777,173
Caleres, Inc.	226,964	8,048,143
Cato Corp. (The), Class A	122,915	2,806,149
Chico’s FAS, Inc.	674,910	5,709,739
Children’s Place, Inc. (The)	86,961	11,196,229
DSW, Inc., Class A	381,610	9,112,847
Express, Inc.(a)	416,130	3,541,266
Finish Line, Inc., Class A (The)	212,947	2,898,209
Francesca’s Holdings Corp.(a)	191,055	1,129,135
Genesco, Inc.(a)	105,152	4,595,142
Group 1 Automotive, Inc.	103,805	7,293,339
Guess?, Inc.	312,820	6,131,272
Haverty Furniture Companies, Inc.	102,586	2,051,720
Hibbett Sports, Inc.(a)	100,803	2,666,239
Kirkland’s, Inc.(a)	84,464	1,083,673
Lithia Motors, Inc., Class A	126,862	12,400,760
Lumber Liquidators Holdings, Inc.(a)	150,448	3,183,480
MarineMax, Inc.(a)	116,569	2,733,543
Monro, Inc.	173,181	9,715,454
Rent-A-Center, Inc.	282,070	2,676,844
Restoration Hardware Holdings, Inc.(a)	100,150	9,787,660
Shoe Carnival, Inc.	59,980	1,931,956
Sleep Number Corp.(a)	203,241	5,684,651
Sonic Automotive, Inc., Class A	126,751	2,699,796
Common Stocks (continued)
Issuer	Shares	Value ($)
Tailored Brands, Inc.	260,040	8,531,912
Tile Shop Holdings, Inc.	181,790	1,308,888
Vitamin Shoppe, Inc.(a)	127,813	651,846
Zumiez, Inc.(a)	96,008	2,328,194
Total		157,864,502
Textiles, Apparel & Luxury Goods 1.6%
Crocs, Inc.(a)	363,478	6,484,448
Fossil Group, Inc.(a)	228,620	5,002,206
G-III Apparel Group Ltd.(a)	220,310	9,230,989
Movado Group, Inc.	81,763	4,014,563
Oxford Industries, Inc.	88,886	7,334,873
Perry Ellis International, Inc.(a)	66,192	1,820,280
Steven Madden Ltd.	279,372	14,764,810
Unifi, Inc.(a)	89,860	2,831,489
Vera Bradley, Inc.(a)	99,310	1,156,961
Wolverine World Wide, Inc.	507,002	16,999,777
Total		69,640,396
Total Consumer Discretionary		611,618,612
Consumer Staples 2.9%
Beverages 0.2%
Coca-Cola Bottling Co. Consolidated	24,510	3,122,819
MGP Ingredients, Inc.	66,240	5,865,552
Total		8,988,371
Food & Staples Retailing 0.3%
Andersons, Inc. (The)	139,259	4,498,066
SpartanNash Co.	190,369	4,713,536
SUPERVALU, Inc.(a)	202,552	3,745,187
Total		12,956,789
Food Products 1.4%
B&G Foods, Inc.	351,146	9,884,760
Calavo Growers, Inc.	83,322	7,332,336
Cal-Maine Foods, Inc.(a)	157,186	7,552,787
Darling Ingredients, Inc.(a)	869,823	16,343,974
Dean Foods Co.	481,420	4,607,190
J&J Snack Foods Corp.	78,907	11,174,809
John B. Sanfilippo & Son, Inc.	46,170	3,131,250
Seneca Foods Corp., Class A(a)	35,673	966,738
Total		60,993,844

2	Columbia Small Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.4%
Central Garden & Pet Co.(a)	54,580	2,228,501
Central Garden & Pet Co., Class A(a)	184,952	7,030,026
WD-40 Co.	73,789	10,149,677
Total		19,408,204
Personal Products 0.4%
Avon Products, Inc.(a)	2,325,500	4,185,900
Inter Parfums, Inc.	90,579	4,827,860
Medifast, Inc.	55,459	8,124,189
Total		17,137,949
Tobacco 0.2%
Universal Corp.	132,260	8,748,999
Total Consumer Staples		128,234,156
Energy 4.1%
Energy Equipment & Services 2.2%
Archrock, Inc.	679,490	7,848,110
Bristow Group, Inc.	170,005	2,011,159
C&J Energy Services, Inc.(a)	336,510	9,058,849
CARBO Ceramics, Inc.(a)	116,080	1,116,690
Era Group, Inc.(a)	106,709	1,379,747
Exterran Corp.(a)	168,230	4,636,419
Geospace Technologies Corp.(a)	71,620	794,266
Gulf Island Fabrication, Inc.	71,597	751,769
Helix Energy Solutions Group, Inc.(a)	735,050	5,586,380
Matrix Service Co.(a)	141,616	2,747,350
Newpark Resources, Inc.(a)	471,140	5,111,869
Noble Corp. PLC(a)	1,303,160	7,245,570
Oil States International, Inc.(a)	316,920	11,218,968
Pioneer Energy Services Corp.(a)	410,818	2,259,499
ProPetro Holding Corp.(a)	377,000	6,133,790
SEACOR Holdings, Inc.(a)	88,654	4,630,398
Tetra Technologies, Inc.(a)	662,889	2,797,392
Unit Corp.(a)	280,210	6,119,786
US Silica Holdings, Inc.	425,310	13,154,838
Total		94,602,849
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.9%
Carrizo Oil & Gas, Inc.(a)	408,575	10,320,605
Cloud Peak Energy, Inc.(a)	396,354	1,434,801
CONSOL Energy, Inc.(a)	133,290	5,872,757
Denbury Resources, Inc.(a)	2,117,090	8,997,633
Green Plains, Inc.	203,790	4,350,917
HighPoint Resources Corp.(a)	523,530	3,738,004
Par Pacific Holdings, Inc.(a)	133,020	2,369,086
PDC Energy, Inc.(a)	347,897	21,044,290
Renewable Energy Group, Inc.(a)	180,420	3,220,497
REX American Resources Corp.(a)	30,520	2,320,130
Ring Energy, Inc.(a)	287,000	3,963,470
SRC Energy, Inc.(a)	1,276,810	16,521,921
Total		84,154,111
Total Energy		178,756,960
Financials 16.5%
Banks 8.0%
Ameris Bancorp	213,710	11,903,647
Banc of California, Inc.	224,860	4,362,284
Banner Corp.	172,293	10,328,965
Boston Private Financial Holdings, Inc.	444,975	7,564,575
Brookline Bancorp, Inc.	405,704	7,383,813
Central Pacific Financial Corp.	157,750	4,644,160
City Holding Co.	81,900	6,084,351
Columbia Banking System, Inc.	385,705	16,400,177
Community Bank System, Inc.	268,240	16,062,211
Customers Bancorp, Inc.(a)	155,780	4,721,692
CVB Financial Corp.	541,004	12,545,883
Fidelity Southern Corp.	116,200	2,837,604
First BanCorp(a)	959,069	7,432,785
First Commonwealth Financial Corp.	515,002	8,080,381
First Financial Bancorp	515,365	16,208,229
First Financial Bankshares, Inc.	356,842	18,769,889
First Midwest Bancorp, Inc.	543,962	14,289,882
Glacier Bancorp, Inc.	419,147	16,342,542
Great Western Bancorp, Inc.	310,690	13,542,977
Green Bancorp, Inc.	120,050	2,695,123
Hanmi Financial Corp.	171,380	5,132,831
Hope Bancorp, Inc.	679,752	12,228,738

Columbia Small Cap Index Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Bank Corp.	145,256	11,380,808
LegacyTexas Financial Group, Inc.	223,993	9,405,466
National Bank Holdings Corp., Class A	142,460	5,547,392
NBT Bancorp, Inc.	230,200	8,770,620
OFG Bancorp	232,070	3,272,187
Old National Bancorp	706,636	12,684,116
Opus Bank	91,040	2,694,784
Pacific Premier Bancorp, Inc.(a)	205,020	8,467,326
S&T Bancorp, Inc.	184,677	8,341,860
Seacoast Banking Corp. of Florida(a)	247,760	7,725,157
ServisFirst Bancshares, Inc.	238,270	10,009,723
Simmons First National Corp., Class A	413,874	13,243,968
Southside Bancshares, Inc.	146,015	4,986,412
Tompkins Financial Corp.	65,253	5,498,870
United Community Banks, Inc.	388,525	12,611,521
Westamerica Bancorporation	140,300	8,029,369
Total		352,232,318
Capital Markets 1.3%
Donnelley Financial Solution, Inc.(a)	178,726	2,745,231
Financial Engines, Inc.	333,008	14,868,807
Greenhill & Co., Inc.	125,040	3,294,804
INTL FCStone, Inc.(a)	82,600	4,130,000
Investment Technology Group, Inc.	174,693	3,832,765
Piper Jaffray Companies	75,448	5,643,510
Virtus Investment Partners, Inc.	37,867	4,754,202
Waddell & Reed Financial, Inc., Class A	439,050	8,517,570
WisdomTree Investments, Inc.	613,970	6,729,111
Total		54,516,000
Consumer Finance 1.5%
Encore Capital Group, Inc.(a)	125,365	4,945,649
Enova International, Inc.(a)	177,691	5,970,418
Ezcorp, Inc., Class A(a)	271,924	3,371,858
FirstCash, Inc.	245,845	22,310,434
Green Dot Corp., Class A(a)	243,735	17,370,993
PRA Group, Inc.(a)	238,514	9,206,640
World Acceptance Corp.(a)	32,130	3,465,221
Total		66,641,213
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.2%
American Equity Investment Life Holding Co.	474,630	16,820,887
AMERISAFE, Inc.	101,630	6,062,230
eHealth, Inc.(a)	86,538	1,844,125
Employers Holdings, Inc.	172,716	6,839,554
HCI Group, Inc.	41,840	1,734,686
Horace Mann Educators Corp.	215,347	9,518,337
Infinity Property & Casualty Corp.	57,744	8,355,557
James River Group Holdings Ltd.	156,800	5,947,424
Maiden Holdings Ltd.	359,440	3,145,100
Navigators Group, Inc. (The)	118,522	6,969,094
ProAssurance Corp.	281,966	10,827,494
RLI Corp.	205,576	13,502,232
Safety Insurance Group, Inc.	80,367	6,911,562
Selective Insurance Group, Inc.	310,079	17,627,991
Stewart Information Services Corp.	125,380	5,289,782
Third Point Reinsurance Ltd.(a)	441,780	5,897,763
United Fire Group, Inc.	111,825	5,998,293
United Insurance Holdings Corp.	108,370	2,242,175
Universal Insurance Holdings, Inc.	171,220	6,103,993
Total		141,638,279
Mortgage Real Estate Investment Trusts (REITS) 0.9%
Apollo Commercial Real Estate Finance, Inc.	581,300	10,806,367
ARMOUR Residential REIT, Inc.	221,100	5,122,887
Capstead Mortgage Corp.	494,005	4,520,146
Invesco Mortgage Capital, Inc.	589,210	9,562,878
New York Mortgage Trust, Inc.	590,970	3,640,375
PennyMac Mortgage Investment Trust	320,370	5,997,327
Total		39,649,980
Thrifts & Mortgage Finance 1.6%
BofI Holding, Inc.(a)	290,440	11,969,032
Dime Community Bancshares, Inc.	162,034	3,297,392
HomeStreet, Inc.(a)	142,010	3,805,868
Meta Financial Group, Inc.	47,980	5,428,937
NMI Holdings, Inc., Class A(a)	304,940	5,077,251
Northfield Bancorp, Inc.	246,110	4,021,437
Northwest Bancshares, Inc.	541,906	9,342,460
Oritani Financial Corp.	207,918	3,305,896

4	Columbia Small Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Provident Financial Services, Inc.	321,211	8,974,635
TrustCo Bank Corp.	508,825	4,426,778
Walker & Dunlop, Inc.	147,980	8,304,638
Total		67,954,324
Total Financials		722,632,114
Health Care 12.9%
Biotechnology 2.3%
Acorda Therapeutics, Inc.(a)	247,745	6,503,306
AMAG Pharmaceuticals, Inc.(a)	180,020	4,401,489
Cytokinetics, Inc.(a)	267,480	2,407,320
Eagle Pharmaceuticals, Inc.(a)	44,130	2,974,803
Emergent Biosolutions, Inc.(a)	185,239	9,550,923
Enanta Pharmaceuticals, Inc.(a)	75,850	7,569,072
Ligand Pharmaceuticals, Inc.(a)	111,450	21,424,033
MiMedx Group, Inc.(a)	539,440	4,542,085
Momenta Pharmaceuticals, Inc.(a)	405,871	9,578,556
Myriad Genetics, Inc.(a)	368,860	13,467,079
Progenics Pharmaceuticals, Inc.(a)	371,080	2,820,208
Repligen Corp.(a)	197,950	8,646,456
Spectrum Pharmaceuticals, Inc.(a)	478,415	9,228,625
Total		103,113,955
Health Care Equipment & Supplies 4.5%
Abaxis, Inc.	119,859	9,924,325
Analogic Corp.	65,930	5,515,045
Angiodynamics, Inc.(a)	194,040	4,080,661
Anika Therapeutics, Inc.(a)	77,600	3,155,216
CONMED Corp.	131,478	9,025,965
CryoLife, Inc.(a)	175,530	4,835,852
Cutera, Inc.(a)	73,160	3,072,720
Haemonetics Corp.(a)	282,247	25,501,016
Heska Corp.(a)	34,430	3,681,944
Inogen, Inc.(a)	91,350	16,688,731
Integer Holdings Corp.(a)	149,932	9,895,512
Integra LifeSciences Holdings Corp.(a)	358,138	23,114,227
Invacare Corp.	173,362	2,860,473
Lantheus Holdings, Inc.(a)	157,950	2,211,300
LeMaitre Vascular, Inc.	80,370	2,739,010
Meridian Bioscience, Inc.	223,420	3,306,616
Merit Medical Systems, Inc.(a)	265,448	13,617,482
Common Stocks (continued)
Issuer	Shares	Value ($)
Natus Medical, Inc.(a)	175,110	6,461,559
Neogen Corp.(a)	272,075	20,598,798
OraSure Technologies, Inc.(a)	321,950	5,476,370
Orthofix International NV(a)	95,960	5,244,214
SurModics, Inc.(a)	69,689	3,609,890
Tactile Systems Technology, Inc.(a)	77,940	3,868,162
Varex Imaging Corp.(a)	199,290	7,365,758
Total		195,850,846
Health Care Providers & Services 3.8%
Aceto Corp.	162,450	428,868
Amedisys, Inc.(a)	150,754	11,510,068
AMN Healthcare Services, Inc.(a)	251,670	14,219,355
BioTelemetry, Inc.(a)	163,200	6,895,200
Chemed Corp.	85,338	27,820,188
Community Health Systems, Inc.(a)	605,320	2,475,759
Corvel Corp.(a)	50,848	2,567,824
Cross Country Healthcare, Inc.(a)	192,391	2,345,246
Diplomat Pharmacy, Inc.(a)	254,240	5,984,810
Ensign Group, Inc. (The)	255,568	9,356,344
HealthEquity, Inc.(a)	272,340	20,237,585
Kindred Healthcare, Inc.	482,735	4,320,478
LHC Group, Inc.(a)	154,280	11,874,932
Magellan Health, Inc.(a)	128,446	11,746,387
Owens & Minor, Inc.	324,850	5,295,055
Providence Service Corp. (The)(a)	59,020	4,249,440
Quorum Health Corp.(a)	149,930	614,713
Select Medical Holdings Corp.(a)	565,360	10,233,016
Tivity Health, Inc.(a)	180,681	6,332,869
U.S. Physical Therapy, Inc.	66,440	6,202,174
Total		164,710,311
Health Care Technology 0.7%
Computer Programs & Systems, Inc.	58,861	1,915,925
HealthStream, Inc.	135,359	3,769,748
HMS Holdings Corp.(a)	437,730	9,468,100
Omnicell, Inc.(a)	204,805	9,533,673
Quality Systems, Inc.(a)	248,983	4,382,101
Tabula Rasa HealthCare, Inc.(a)	68,880	3,757,404
Total		32,826,951

Columbia Small Cap Index Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.3%
Cambrex Corp.(a)	173,453	7,857,421
Luminex Corp.	216,704	6,137,057
Total		13,994,478
Pharmaceuticals 1.3%
Amphastar Pharmaceuticals, Inc.(a)	186,950	2,953,810
ANI Pharmaceuticals, Inc.(a)	47,320	2,994,883
Corcept Therapeutics, Inc.(a)	503,300	9,311,050
Depomed, Inc.(a)	334,800	2,082,456
Innoviva, Inc.(a)	365,640	5,407,816
Lannett Co., Inc.(a)	159,880	2,646,014
Medicines Co. (The)(a)	340,557	11,531,260
Phibro Animal Health Corp., Class A	103,450	4,675,940
Supernus Pharmaceuticals, Inc.(a)	272,150	15,335,652
Total		56,938,881
Total Health Care		567,435,422
Industrials 18.5%
Aerospace & Defense 2.0%
AAR Corp.	170,553	7,622,014
Aerojet Rocketdyne Holdings, Inc.(a)	396,587	11,477,228
Aerovironment, Inc.(a)	112,189	6,491,255
Axon Enterprise, Inc.(a)	301,100	19,174,048
Cubic Corp.	132,257	9,198,474
Engility Holdings, Inc.(a)	93,206	2,930,397
Mercury Systems, Inc.(a)	254,749	9,407,881
Moog, Inc., Class A	171,084	13,948,478
National Presto Industries, Inc.	26,487	2,990,382
Triumph Group, Inc.	262,310	5,560,972
Total		88,801,129
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.(a)	134,315	9,153,567
Echo Global Logistics, Inc.(a)	139,110	3,867,258
Forward Air Corp.	156,229	9,267,505
HUB Group, Inc., Class A(a)	178,057	8,893,947
Total		31,182,277
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.8%
Allegiant Travel Co.	66,182	10,016,646
Hawaiian Holdings, Inc.	270,960	10,025,520
Skywest, Inc.	273,459	15,587,163
Total		35,629,329
Building Products 2.1%
AAON, Inc.	213,199	6,502,569
American Woodmark Corp.(a)	74,870	7,719,097
Apogee Enterprises, Inc.	150,060	6,550,119
Gibraltar Industries, Inc.(a)	167,657	6,647,600
Griffon Corp.	160,425	3,641,648
Insteel Industries, Inc.	95,520	2,987,866
Patrick Industries, Inc.(a)	127,780	7,743,468
PGT, Inc.(a)	262,250	5,428,575
Quanex Building Products Corp.	185,194	3,111,259
Simpson Manufacturing Co., Inc.	219,416	13,891,227
Trex Co., Inc.(a)	155,410	18,311,960
Universal Forest Products, Inc.	323,230	11,888,399
Total		94,423,787
Commercial Services & Supplies 2.4%
ABM Industries, Inc.	346,208	9,853,080
Brady Corp., Class A	254,576	9,928,464
Essendant, Inc.	199,114	2,785,605
Interface, Inc.	313,349	7,113,022
LSC Communications, Inc.	184,246	2,332,554
Matthews International Corp., Class A	170,530	9,379,150
Mobile Mini, Inc.	234,309	10,684,490
Multi-Color Corp.	73,400	5,093,960
RR Donnelley & Sons Co.	369,703	2,306,947
Team, Inc.(a)	157,970	3,356,863
Tetra Tech, Inc.	294,934	16,206,623
U.S. Ecology, Inc.	115,520	7,000,512
Unifirst Corp.	81,722	14,513,827
Viad Corp.	107,852	5,705,371
Total		106,260,468

6	Columbia Small Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.4%
Aegion Corp.(a)	172,338	4,429,087
Comfort Systems U.S.A., Inc.	196,313	9,197,264
MYR Group, Inc.(a)	86,930	3,393,747
Orion Group Holdings, Inc.(a)	148,918	1,155,604
Total		18,175,702
Electrical Equipment 0.6%
AZZ, Inc.	137,095	5,929,359
Encore Wire Corp.	110,034	5,325,646
General Cable Corp.	267,330	7,926,334
Powell Industries, Inc.	45,955	1,553,738
Vicor Corp.(a)	85,929	3,767,987
Total		24,503,064
Industrial Conglomerates 0.2%
Raven Industries, Inc.	188,820	7,137,396
Machinery 5.2%
Actuant Corp., Class A	316,884	7,399,241
Alamo Group, Inc.	50,440	4,651,072
Albany International Corp., Class A	153,142	9,418,233
Astec Industries, Inc.	101,127	5,916,941
Barnes Group, Inc.	258,630	15,367,795
Briggs & Stratton Corp.	226,604	4,180,844
Chart Industries, Inc.(a)	163,290	10,520,775
CIRCOR International, Inc.	86,752	4,175,374
EnPro Industries, Inc.	114,023	8,398,934
ESCO Technologies, Inc.	136,482	7,656,640
Federal Signal Corp.	316,846	7,569,451
Franklin Electric Co., Inc.	204,376	9,452,390
Greenbrier Companies, Inc. (The)	149,420	7,426,174
Harsco Corp.(a)	424,860	10,409,070
Hillenbrand, Inc.	332,835	15,526,753
John Bean Technologies Corp.	166,748	14,723,848
Lindsay Corp.	56,138	5,525,102
Lydall, Inc.(a)	91,648	3,840,051
Mueller Industries, Inc.	303,980	9,180,196
Proto Labs, Inc.(a)	132,110	15,932,466
SPX Corp.(a)	225,930	7,740,362
SPX FLOW, Inc.(a)	224,390	9,776,672
Common Stocks (continued)
Issuer	Shares	Value ($)
Standex International Corp.	67,748	6,757,863
Tennant Co.	94,430	7,441,084
Titan International, Inc.	262,150	3,043,562
Wabash National Corp.	304,440	6,091,844
Watts Water Technologies, Inc., Class A	146,225	11,252,014
Total		229,374,751
Marine 0.2%
Matson, Inc.	224,160	7,675,238
Professional Services 2.6%
ASGN, Inc.(a)	258,992	19,942,384
Exponent, Inc.	136,080	13,376,664
Forrester Research, Inc.	52,210	2,205,872
FTI Consulting, Inc.(a)	197,700	12,255,423
Heidrick & Struggles International, Inc.	99,202	3,749,836
Insperity, Inc.	194,974	17,937,608
Kelly Services, Inc., Class A	160,789	3,603,281
Korn/Ferry International	298,317	16,311,974
Navigant Consulting, Inc.(a)	237,992	5,797,485
Resources Connection, Inc.	155,747	2,593,188
TrueBlue, Inc.(a)	216,981	5,598,110
Wageworks, Inc.(a)	209,650	9,947,892
Total		113,319,717
Road & Rail 0.6%
ArcBest Corp.	135,405	6,424,967
Heartland Express, Inc.	263,966	4,930,885
Marten Transport Ltd.	204,263	4,657,196
Roadrunner Transportation Systems, Inc.(a)	165,960	300,388
Saia, Inc.(a)	135,590	11,172,616
Total		27,486,052
Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc.	204,231	14,245,112
DXP Enterprises, Inc.(a)	83,580	3,261,292
Kaman Corp.	146,761	10,386,276
Veritiv Corp.(a)	58,820	1,955,765
Total		29,848,445
Total Industrials		813,817,355

Columbia Small Cap Index Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 14.9%
Communications Equipment 1.5%
ADTRAN, Inc.	255,710	3,567,155
Applied Optoelectronics, Inc.(a)	102,980	4,816,375
CalAmp Corp.(a)	188,125	3,992,012
Comtech Telecommunications Corp.	124,667	3,902,077
Digi International, Inc.(a)	142,737	1,670,023
Extreme Networks, Inc.(a)	608,700	5,240,907
Finisar Corp.(a)	602,130	9,760,527
Harmonic, Inc.(a)	435,946	1,678,392
NETGEAR, Inc.(a)	165,715	10,017,472
Oclaro, Inc.(a)	894,730	7,658,889
Viavi Solutions, Inc.(a)	1,193,050	11,345,905
Total		63,649,734
Electronic Equipment, Instruments & Components 3.8%
Anixter International, Inc.(a)	152,961	9,368,861
Badger Meter, Inc.	153,746	6,726,387
Bel Fuse, Inc., Class B	52,060	1,004,758
Benchmark Electronics, Inc.	257,321	7,127,792
Control4 Corp.(a)	106,410	2,637,904
CTS Corp.	173,937	5,652,953
Daktronics, Inc.	206,673	1,655,451
Electro Scientific Industries, Inc.(a)	177,183	3,476,330
ePlus, Inc.(a)	73,660	6,699,377
Fabrinet (a)	197,020	6,921,313
FARO Technologies, Inc.(a)	88,706	4,759,077
II-VI, Inc.(a)	290,383	12,762,333
Insight Enterprises, Inc.(a)	189,244	8,875,544
Itron, Inc.(a)	180,230	10,291,133
KEMET Corp.(a)	260,060	5,195,999
Knowles Corp.(a)	472,170	6,846,465
Methode Electronics, Inc.	194,581	7,812,427
MTS Systems Corp.	93,891	4,919,888
OSI Systems, Inc.(a)	94,407	6,474,432
Park Electrochemical Corp.	100,447	2,076,239
Plexus Corp.(a)	177,904	10,345,118
Rogers Corp.(a)	96,726	11,022,895
Sanmina Corp.(a)	376,230	10,835,424
Common Stocks (continued)
Issuer	Shares	Value ($)
Scansource, Inc.(a)	135,035	5,286,620
TTM Technologies, Inc.(a)	486,403	8,769,846
Total		167,544,566
Internet Software & Services 1.5%
Alarm.com Holdings, Inc.(a)	132,120	5,870,092
Blucora, Inc.(a)	246,659	9,360,709
Liquidity Services, Inc.(a)	136,600	771,790
LivePerson, Inc.(a)	289,192	5,595,865
NIC, Inc.	350,005	5,372,577
QuinStreet, Inc.(a)	190,439	2,610,919
Shutterstock, Inc.(a)	97,250	4,608,677
SPS Commerce, Inc.(a)	91,100	6,780,573
Stamps.com, Inc.(a)	86,250	21,631,500
XO Group, Inc.(a)	127,607	4,142,123
Total		66,744,825
IT Services 2.1%
CACI International, Inc., Class A(a)	130,059	21,674,332
Cardtronics PLC, Class A(a)	242,368	6,219,163
CSG Systems International, Inc.	176,587	7,307,170
EVERTEC, Inc.	317,250	6,916,050
ExlService Holdings, Inc.(a)	180,590	10,237,647
Mantech International Corp., Class A	137,520	7,413,703
Perficient, Inc.(a)	183,863	4,800,663
Sykes Enterprises, Inc.(a)	210,673	5,930,445
Travelport Worldwide Ltd.	661,760	11,607,270
TTEC Holdings, Inc.	75,055	2,649,442
Virtusa Corp.(a)	144,538	7,017,320
Total		91,773,205
Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc.(a)	209,273	13,713,660
Axcelis Technologies, Inc.(a)	169,240	3,596,350
Brooks Automation, Inc.	371,919	12,154,313
Cabot Microelectronics Corp.	135,237	15,304,771
Ceva, Inc.(a)	117,335	3,954,190
Cohu, Inc.	150,716	3,620,198
Diodes, Inc.(a)	202,407	6,930,416
DSP Group, Inc.(a)	117,883	1,508,902
Formfactor, Inc.(a)	383,020	5,189,921

8	Columbia Small Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kopin Corp.(a)	322,249	1,137,539
Kulicke & Soffa Industries, Inc.(a)	372,885	8,979,071
MaxLinear, Inc., Class A(a)	321,770	5,904,479
Nanometrics, Inc.(a)	125,480	5,266,396
PDF Solutions, Inc.(a)	145,090	1,833,938
Photronics, Inc.(a)	366,320	3,186,984
Power Integrations, Inc.	157,554	11,840,183
Rambus, Inc.(a)	580,080	7,807,877
Rudolph Technologies, Inc.(a)	166,915	5,591,652
Semtech Corp.(a)	350,420	16,960,328
SolarEdge Technologies, Inc.(a)	190,800	10,656,180
Ultra Clean Holdings, Inc.(a)	202,960	3,576,155
Veeco Instruments, Inc.(a)	255,074	4,349,012
Xperi Corp.	260,304	5,141,004
Total		158,203,519
Software 1.7%
8x8, Inc.(a)	486,690	9,101,103
Agilysys, Inc.(a)	81,254	1,155,432
Bottomline Technologies de, Inc.(a)	183,782	8,740,672
Ebix, Inc.	116,398	8,683,291
MicroStrategy, Inc., Class A(a)	49,699	6,439,499
Monotype Imaging Holdings, Inc.	219,471	4,740,574
OneSpan, Inc.(a)	159,083	3,444,147
Progress Software Corp.	244,963	9,279,198
Qualys, Inc.(a)	171,350	13,185,382
TiVo Corp.	648,480	9,338,112
Total		74,107,410
Technology Hardware, Storage & Peripherals 0.7%
3D Systems Corp.(a)	601,280	7,431,821
Cray, Inc.(a)	213,740	5,322,126
Diebold, Inc.	401,020	4,611,730
Electronics for Imaging, Inc.(a)	241,278	8,065,924
Super Micro Computer, Inc.(a)	200,562	4,833,544
Total		30,265,145
Total Information Technology		652,288,404
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.9%
Chemicals 2.8%
A. Schulman, Inc.	155,403	6,798,881
AdvanSix, Inc.(a)	160,720	5,867,887
American Vanguard Corp.	138,461	2,983,834
Balchem Corp.	169,172	16,313,256
Flotek Industries, Inc.(a)	299,705	938,077
FutureFuel Corp.	133,970	1,804,576
Hawkins, Inc.	50,267	1,575,870
HB Fuller Co.	266,823	13,754,726
Ingevity Corp.(a)	222,320	16,927,445
Innophos Holdings, Inc.	103,190	4,904,621
Innospec, Inc.	128,590	9,862,853
Koppers Holdings, Inc.(a)	109,722	4,421,797
Kraton Performance Polymers, Inc.(a)	167,365	8,120,550
LSB Industries, Inc.(a)	107,245	543,732
Quaker Chemical Corp.	70,273	10,741,228
Rayonier Advanced Materials, Inc.	272,920	4,887,997
Stepan Co.	104,419	7,591,261
Tredegar Corp.	134,248	3,201,815
Total		121,240,406
Construction Materials 0.1%
U.S. Concrete, Inc.(a)	82,680	5,039,346
Containers & Packaging 0.1%
Myers Industries, Inc.	141,819	2,779,652
Metals & Mining 0.9%
AK Steel Holding Corp.(a)	1,662,325	7,513,709
Century Aluminum Co.(a)	263,564	4,670,354
Haynes International, Inc.	66,114	2,815,134
Kaiser Aluminum Corp.	88,499	9,757,900
Materion Corp.	106,229	5,794,792
Olympic Steel, Inc.	48,204	1,114,959
SunCoke Energy, Inc.(a)	339,587	4,598,008
TimkenSteel Corp.(a)	206,680	3,623,100
Total		39,887,956

Columbia Small Cap Index Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 1.0%
Boise Cascade Co.	203,500	9,706,950
Clearwater Paper Corp.(a)	86,861	2,089,007
KapStone Paper and Packaging Corp.	462,818	15,920,939
Neenah, Inc.	89,155	7,234,928
PH Glatfelter Co.	230,709	4,035,101
Schweitzer-Mauduit International, Inc.	162,497	7,118,994
Total		46,105,919
Total Materials		215,053,279
Real Estate 5.5%
Equity Real Estate Investment Trusts (REITS) 5.3%
Acadia Realty Trust	442,182	11,386,187
Agree Realty Corp.	163,665	8,664,425
American Assets Trust, Inc.	218,940	7,958,469
Armada Hoffler Properties, Inc.	238,160	3,429,504
CareTrust REIT, Inc.	402,066	6,630,068
CBL & Associates Properties, Inc.	911,690	4,613,151
Cedar Realty Trust, Inc.	416,126	1,826,793
Chatham Lodging Trust	242,220	5,035,754
Chesapeake Lodging Trust	317,350	10,228,191
Community Healthcare Trust, Inc.	91,200	2,526,240
DiamondRock Hospitality Co.	1,058,988	13,480,917
Easterly Government Properties, Inc.	237,460	4,808,565
EastGroup Properties, Inc.	183,452	17,103,230
Four Corners Property Trust, Inc.	323,154	7,396,995
Franklin Street Properties Corp.	566,255	4,382,814
Getty Realty Corp.	174,046	4,544,341
Global Net Lease, Inc.	355,580	7,019,149
Government Properties Income Trust	523,565	7,607,399
Hersha Hospitality Trust	197,680	4,204,654
Independence Realty Trust, Inc.	448,660	4,352,002
Kite Realty Group Trust	441,440	6,926,194
Lexington Realty Trust	1,143,589	9,869,173
LTC Properties, Inc.	209,271	8,609,409
National Storage Affiliates Trust	265,540	7,466,985
Pennsylvania Real Estate Investment Trust	371,614	4,091,470
PS Business Parks, Inc.	105,070	12,877,379
Ramco-Gershenson Properties Trust	419,160	5,155,668
Retail Opportunity Investments Corp.	593,660	10,757,119
Common Stocks (continued)
Issuer	Shares	Value ($)
Saul Centers, Inc.	63,902	3,166,983
Summit Hotel Properties, Inc.	550,420	8,415,922
Universal Health Realty Income Trust	66,726	4,148,355
Urstadt Biddle Properties, Inc., Class A	157,486	3,441,069
Washington Prime Group, Inc.	980,980	7,131,725
Whitestone REIT	207,120	2,535,149
Total		231,791,448
Real Estate Management & Development 0.2%
HFF, Inc., Class A	194,287	6,551,358
RE/MAX Holdings, Inc., Class A	93,450	4,868,745
Total		11,420,103
Total Real Estate		243,211,551
Telecommunication Services 1.0%
Diversified Telecommunication Services 1.0%
ATN International, Inc.	57,554	3,098,132
Cincinnati Bell, Inc.(a)	223,872	2,753,626
Cogent Communications Holdings, Inc.	218,470	11,185,664
Consolidated Communications Holdings, Inc.	340,110	3,812,633
Frontier Communications Corp.	414,050	3,076,391
Iridium Communications, Inc.(a)	438,270	6,661,704
Vonage Holdings Corp.(a)	1,098,870	12,582,061
Total		43,170,211
Wireless Telecommunication Services —%
Spok Holdings, Inc.	105,709	1,627,919
Total Telecommunication Services		44,798,130
Utilities 2.1%
Electric Utilities 0.3%
El Paso Electric Co.	214,725	12,582,885
Gas Utilities 0.9%
Northwest Natural Gas Co.	151,835	9,079,733
South Jersey Industries, Inc.	442,696	14,662,092
Spire, Inc.	255,297	18,189,911
Total		41,931,736
Multi-Utilities 0.4%
Avista Corp.	346,564	18,173,816

10	Columbia Small Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.5%
American States Water Co.	193,884	10,911,791
California Water Service Group	253,340	10,196,935
Total		21,108,726
Total Utilities		93,797,163
Total Common Stocks (Cost $2,814,856,965)		4,271,643,146

Exchange-Traded Funds 1.0%
	Shares	Value ($)
iShares Core S&P Small-Cap ETF	530,020	43,906,856
Total Exchange-Traded Funds (Cost $28,888,747)		43,906,856

Rights —%
Issuer	Shares	Value ($)
Information Technology —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc.(a),(b),(c),(d)	112,391	0
Total Information Technology		0
Total Rights (Cost $—)		0

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(e),(f)	73,425,710	73,425,710
Total Money Market Funds (Cost $73,418,581)		73,425,710
Total Investments in Securities (Cost: $2,917,164,293)		4,388,975,712
Other Assets & Liabilities, Net		4,319,027
Net Assets		4,393,294,739

At May 31, 2018, securities and/or cash totaling $2,973,600 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	962	06/2018	USD	78,605,020	3,904,409	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2018, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2018.
Columbia Small Cap Index Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	47,376,462	159,991,461	(133,942,213)	73,425,710	(8,105)	8,831	306,369	73,425,710
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
12	Columbia Small Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	611,618,612	—	—	—	611,618,612
Consumer Staples	128,234,156	—	—	—	128,234,156
Energy	178,756,960	—	—	—	178,756,960
Financials	722,632,114	—	—	—	722,632,114
Health Care	567,435,422	—	—	—	567,435,422
Industrials	813,817,355	—	—	—	813,817,355
Information Technology	652,288,404	—	—	—	652,288,404
Materials	215,053,279	—	—	—	215,053,279
Real Estate	243,211,551	—	—	—	243,211,551
Telecommunication Services	44,798,130	—	—	—	44,798,130
Utilities	93,797,163	—	—	—	93,797,163
Total Common Stocks	4,271,643,146	—	—	—	4,271,643,146
Exchange-Traded Funds	43,906,856	—	—	—	43,906,856
Rights
Information Technology	—	—	0*	—	0*
Money Market Funds	—	—	—	73,425,710	73,425,710
Total Investments in Securities	4,315,550,002	—	0*	73,425,710	4,388,975,712
Investments in Derivatives
Asset
Futures Contracts	3,904,409	—	—	—	3,904,409
Total	4,319,454,411	—	—	73,425,710	4,392,880,121

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Small Cap Index Fund | Quarterly Report 2018	13

Portfolio of Investments
Columbia Small Cap Value Fund II, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Consumer Discretionary 9.8%
Auto Components 1.8%
Cooper-Standard Holding, Inc.(a)	121,000	15,028,200
Tower International, Inc.	439,500	12,921,300
Total		27,949,500
Diversified Consumer Services 1.2%
Adtalem Global Education, Inc.(a)	386,000	18,431,500
Hotels, Restaurants & Leisure 1.6%
Brinker International, Inc.	208,000	9,095,840
Dine Brands Global, Inc.	143,000	9,073,350
Red Robin Gourmet Burgers, Inc.(a)	147,600	7,431,660
Total		25,600,850
Household Durables 0.9%
William Lyon Homes, Inc., Class A(a)	634,047	15,122,021
Media 0.8%
Nexstar Media Group, Inc., Class A	203,000	13,458,900
Specialty Retail 3.5%
Aaron’s, Inc.	260,000	10,342,800
American Eagle Outfitters, Inc.	635,000	14,097,000
Children’s Place, Inc. (The)	49,000	6,308,750
Genesco, Inc.(a)	365,000	15,950,500
Hibbett Sports, Inc.(a)	315,000	8,331,750
Total		55,030,800
Total Consumer Discretionary		155,593,571
Consumer Staples 1.1%
Food & Staples Retailing 0.7%
United Natural Foods, Inc.(a)	235,000	10,711,300
Food Products 0.4%
TreeHouse Foods, Inc.(a)	130,000	6,228,300
Total Consumer Staples		16,939,600
Energy 6.6%
Energy Equipment & Services 1.7%
Diamond Offshore Drilling, Inc.(a)	465,000	8,444,400
FTS International, Inc.(a)	366,121	6,934,332
Patterson-UTI Energy, Inc.	575,000	11,891,000
Total		27,269,732
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 4.9%
Arch Coal, Inc.	152,000	12,488,320
Callon Petroleum Co.(a)	1,365,000	16,161,600
Carrizo Oil & Gas, Inc.(a)	383,000	9,674,580
Oasis Petroleum, Inc.(a)	875,000	11,401,250
PBF Energy, Inc., Class A	205,800	9,709,644
SRC Energy, Inc.(a)	1,385,000	17,921,900
Total		77,357,294
Total Energy		104,627,026
Financials 33.1%
Banks 19.2%
Ameris Bancorp	370,000	20,609,000
Cathay General Bancorp	445,000	18,774,550
Chemical Financial Corp.	210,000	11,785,200
Community Bank System, Inc.	380,000	22,754,400
FCB Financial Holdings, Inc., Class A(a)	254,300	15,499,585
Hancock Holding Co.	447,000	22,461,750
Hope Bancorp, Inc.	580,000	10,434,200
Independent Bank Corp.	310,000	24,288,500
MB Financial, Inc.	162,000	8,001,180
Pacific Premier Bancorp, Inc.(a)	400,000	16,520,000
Renasant Corp.	490,000	23,480,800
Sandy Spring Bancorp, Inc.	480,000	19,944,000
Sterling Bancorp	650,000	15,957,500
TCF Financial Corp.	575,000	15,128,250
UMB Financial Corp.	248,000	19,108,400
Union Bankshares Corp.	595,000	24,454,500
Wintrust Financial Corp.	159,000	14,645,490
Total		303,847,305
Capital Markets 3.6%
Houlihan Lokey, Inc.	380,000	18,578,200
Moelis & Co., ADR, Class A	295,000	17,478,750
Stifel Financial Corp.	228,000	13,406,400
Virtu Financial, Inc. Class A	251,072	7,795,786
Total		57,259,136
Columbia Small Cap Value Fund II | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.4%
Encore Capital Group, Inc.(a)	260,000	10,257,000
SLM Corp.(a)	1,080,000	12,344,400
Total		22,601,400
Insurance 4.4%
American Equity Investment Life Holding Co.	405,000	14,353,200
AMERISAFE, Inc.	230,000	13,719,500
Argo Group International Holdings Ltd.	310,500	18,862,875
CNO Financial Group, Inc.	415,000	8,308,300
MBIA, Inc.(a)	1,715,000	14,028,700
Total		69,272,575
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Blackstone Mortgage Trust, Inc.	250,000	7,897,500
Invesco Mortgage Capital, Inc.	300,000	4,869,000
Total		12,766,500
Thrifts & Mortgage Finance 3.7%
BofI Holding, Inc.(a)	495,000	20,398,950
MGIC Investment Corp.(a)	1,583,432	16,451,858
WSFS Financial Corp.	395,000	20,678,250
Total		57,529,058
Total Financials		523,275,974
Health Care 6.8%
Biotechnology 1.6%
Alder Biopharmaceuticals, Inc.(a)	445,000	7,765,250
Atara Biotherapeutics, Inc.(a)	75,000	3,735,000
bluebird bio, Inc.(a)	44,000	7,878,200
Immunomedics, Inc.(a)	297,400	6,560,644
Total		25,939,094
Health Care Equipment & Supplies 1.3%
LivaNova PLC(a)	88,000	8,276,400
Merit Medical Systems, Inc.(a)	225,000	11,542,500
Total		19,818,900
Health Care Providers & Services 1.9%
LHC Group, Inc.(a)	252,000	19,396,440
Molina Healthcare, Inc.(a)	133,000	11,295,690
Total		30,692,130
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.0%
Amneal Pharmaceuticals, Inc.(a)	670,000	13,225,800
Horizon Pharma PLC(a)	1,100,000	17,930,000
Total		31,155,800
Total Health Care		107,605,924
Industrials 12.7%
Aerospace & Defense 0.3%
Curtiss-Wright Corp.	40,000	5,090,000
Airlines 1.5%
Hawaiian Holdings, Inc.	245,000	9,065,000
Skywest, Inc.	270,000	15,390,000
Total		24,455,000
Building Products 0.9%
Armstrong World Industries, Inc.(a)	235,000	14,241,000
Commercial Services & Supplies 0.7%
Deluxe Corp.	170,000	11,311,800
Construction & Engineering 2.0%
Granite Construction, Inc.	260,000	14,786,200
MasTec, Inc.(a)	355,000	16,560,750
Total		31,346,950
Electrical Equipment 0.5%
Sunrun, Inc.(a)	593,852	7,185,609
Machinery 2.9%
Barnes Group, Inc.	265,000	15,746,300
Kennametal, Inc.	385,000	14,333,550
Navistar International Corp.(a)	420,000	15,724,800
Total		45,804,650
Professional Services 1.7%
ICF International, Inc.	145,700	10,293,705
Kforce, Inc.	193,400	6,507,910
Korn/Ferry International	190,000	10,389,200
Total		27,190,815
Road & Rail 1.5%
Covenant Transportation Group, Inc., Class A(a)	452,000	13,596,160
Hertz Global Holdings, Inc.(a)	635,000	9,582,150
Total		23,178,310

2	Columbia Small Cap Value Fund II | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.7%
Triton International Ltd.	317,600	11,055,656
Total Industrials		200,859,790
Information Technology 7.2%
Communications Equipment 0.9%
Ciena Corp.(a)	350,000	8,067,500
Extreme Networks, Inc.(a)	715,000	6,156,150
Total		14,223,650
Electronic Equipment, Instruments & Components 1.5%
II-VI, Inc.(a)	265,000	11,646,750
SYNNEX Corp.	47,000	5,020,540
TTM Technologies, Inc.(a)	390,000	7,031,700
Total		23,698,990
IT Services 0.9%
Science Applications International Corp.	155,000	13,709,750
Semiconductors & Semiconductor Equipment 2.1%
Cohu, Inc.	414,600	9,958,692
Entegris, Inc.	245,700	8,624,070
Ichor Holdings Ltd.(a)	255,000	6,344,400
Kulicke & Soffa Industries, Inc.(a)	349,900	8,425,592
Total		33,352,754
Software 1.3%
Avaya Holdings Corp.(a)	540,800	11,935,456
Ebix, Inc.	125,000	9,325,000
Total		21,260,456
Technology Hardware, Storage & Peripherals 0.5%
Electronics for Imaging, Inc.(a)	225,700	7,545,151
Total Information Technology		113,790,751
Materials 6.0%
Chemicals 1.6%
Olin Corp.	255,000	8,244,150
Orion Engineered Carbons SA	588,644	16,894,083
Total		25,138,233
Construction Materials 0.5%
U.S. Concrete, Inc.(a)	123,000	7,496,850
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 3.4%
Allegheny Technologies, Inc.(a)	629,000	17,939,080
Carpenter Technology Corp.	214,000	12,827,160
Cleveland-Cliffs, Inc.(a)	1,045,000	8,840,700
Materion Corp.	262,000	14,292,100
Total		53,899,040
Paper & Forest Products 0.5%
Neenah, Inc.	98,800	8,017,620
Total Materials		94,551,743
Real Estate 7.3%
Equity Real Estate Investment Trusts (REITS) 7.3%
American Assets Trust, Inc.	272,000	9,887,200
Brandywine Realty Trust	610,000	9,918,600
Chesapeake Lodging Trust	540,000	17,404,200
First Industrial Realty Trust, Inc.	715,000	23,544,950
Hudson Pacific Properties, Inc.	310,000	10,974,000
Mack-Cali Realty Corp.	470,000	9,291,900
PS Business Parks, Inc.	135,000	16,545,600
Sunstone Hotel Investors, Inc.	995,000	17,303,050
Total		114,869,500
Total Real Estate		114,869,500
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.8%
Vonage Holdings Corp.(a)	1,040,000	11,908,000
Total Telecommunication Services		11,908,000
Utilities 5.5%
Electric Utilities 1.1%
PNM Resources, Inc.	435,000	17,378,250
Gas Utilities 4.4%
New Jersey Resources Corp.	500,000	22,200,000
ONE Gas, Inc.	252,000	18,912,600
South Jersey Industries, Inc.	490,000	16,228,800
Southwest Gas Holdings, Inc.	168,000	12,717,600
Total		70,059,000
Total Utilities		87,437,250
Total Common Stocks (Cost $1,067,387,104)		1,531,459,129

Columbia Small Cap Value Fund II | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2018 (Unaudited)
Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(b),(c)	53,630,084	53,630,084
Total Money Market Funds (Cost $53,625,030)		53,630,084
Total Investments in Securities (Cost: $1,121,012,134)		1,585,089,213
Other Assets & Liabilities, Net		(5,290,107)
Net Assets		1,579,799,106
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	40,177,690	118,891,932	(105,439,538)	53,630,084	1,724	5,054	152,239	53,630,084
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
4	Columbia Small Cap Value Fund II | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	155,593,571	—	—	155,593,571
Consumer Staples	16,939,600	—	—	16,939,600
Energy	104,627,026	—	—	104,627,026
Financials	523,275,974	—	—	523,275,974
Health Care	107,605,924	—	—	107,605,924
Industrials	200,859,790	—	—	200,859,790
Information Technology	113,790,751	—	—	113,790,751
Materials	94,551,743	—	—	94,551,743
Real Estate	114,869,500	—	—	114,869,500
Telecommunication Services	11,908,000	—	—	11,908,000
Utilities	87,437,250	—	—	87,437,250
Total Common Stocks	1,531,459,129	—	—	1,531,459,129
Money Market Funds	—	—	—	53,630,084
Total Investments in Securities	1,531,459,129	—	—	1,585,089,213
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Small Cap Value Fund II | Quarterly Report 2018	5

Portfolio of Investments
Columbia Overseas Value Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Argentina 0.4%
Banco Macro SA, ADR	61,622	4,844,105
Australia 1.6%
Fortescue Metals Group Ltd.	1,593,405	5,616,994
Macquarie Group Ltd.	84,587	7,288,412
National Australia Bank Ltd.	342,103	6,896,024
Total		19,801,430
Brazil 1.3%
Pagseguro Digital Ltd., Class A(a)	488,448	16,250,665
Canada 3.3%
Cott Corp.	1,212,908	19,139,688
Stars Group, Inc. (The)(a)	439,891	14,893,734
Yamana Gold, Inc.	2,412,720	7,021,015
Total		41,054,437
China 1.9%
Tencent Holdings Ltd.	114,600	5,850,574
WH Group Ltd.	18,112,000	18,556,184
Total		24,406,758
Denmark 0.8%
Novo Nordisk A/S, Class B	206,313	9,800,973
Finland 1.4%
UPM-Kymmene OYJ	463,833	17,031,891
France 8.9%
Aperam SA	140,624	6,516,680
AXA SA	620,579	15,471,036
BNP Paribas SA	286,521	17,772,847
Capgemini SE	111,534	14,688,308
Casino Guichard Perrachon SA	90,536	3,916,123
DBV Technologies SA, ADR(a)	74,975	1,686,937
Sanofi	379,896	29,147,440
Total SA	201,658	12,270,704
VINCI SA	98,863	9,676,010
Total		111,146,085
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 4.6%
Allianz SE, Registered Shares	104,381	21,523,063
Bayer AG, Registered Shares	133,932	15,948,554
Covestro AG	145,673	13,273,112
Duerr AG	61,120	6,139,188
Total		56,883,917
Greece 0.2%
Piraeus Bank SA(a)	724,590	2,146,507
Ireland 0.1%
Amarin Corp. PLC, ADR(a)	436,990	1,446,437
Israel 2.3%
Bank Hapoalim BM	2,413,711	16,663,561
Bezeq Israeli Telecommunication Corp., Ltd. (The)	10,354,668	12,664,661
Total		29,328,222
Italy 1.8%
Esprinet SpA	1,183,079	5,158,885
Recordati SpA	467,443	17,322,925
Total		22,481,810
Japan 20.2%
Amano Corp.	344,800	8,555,776
BayCurrent Consulting, Inc.	236,300	9,088,891
CYBERDYNE, Inc.(a)	92,200	1,177,720
Dai-ichi Life Holdings, Inc.	492,700	9,153,604
Digital Arts, Inc.	348,000	18,563,811
Hitachi Capital Corp.	364,400	9,411,288
Hoya Corp.	233,900	13,852,060
Invincible Investment Corp.	15,277	7,005,926
ITOCHU Corp.	1,364,000	25,522,869
Katitas Co., Ltd.	121,500	4,430,101
Koito Manufacturing Co., Ltd.	122,700	8,987,954
Matsumotokiyoshi Holdings Co., Ltd.	241,200	11,615,511
Mitsubishi UFJ Financial Group, Inc.	683,031	4,117,463
Mitsui Chemicals, Inc.	169,500	4,882,992
Nihon M&A Center, Inc.	615,800	20,138,304
Nippon Telegraph & Telephone Corp.	236,300	11,039,204
ORIX Corp.	992,400	16,577,337
Columbia Overseas Value Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sony Corp.	229,200	10,813,404
Starts Corp., Inc.	349,700	8,934,211
Sumitomo Mitsui Financial Group, Inc.	452,700	18,663,610
Suzuki Motor Corp.	103,900	5,953,852
Takuma Co., Ltd.	904,745	10,410,798
Toyota Motor Corp.	209,700	13,300,670
Total		252,197,356
Netherlands 7.3%
ABN AMRO Bank NV	731,530	19,002,445
ASR Nederland NV	500,756	21,191,809
ING Groep NV	953,268	13,883,425
Koninklijke Ahold Delhaize NV	733,199	16,846,361
Signify NV	720,225	20,569,558
Total		91,493,598
Norway 1.0%
BW LPG Ltd.(a)	1,958,693	8,172,092
Kongsberg Automotive ASA(a)	3,298,963	4,281,593
Total		12,453,685
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(a),(b),(c)	3,582,817	125,655
Russian Federation 0.7%
Sberbank of Russia PJSC, ADR	588,465	8,462,127
Singapore 0.5%
DBS Group Holdings Ltd.	309,300	6,507,811
South Korea 2.1%
GS Home Shopping, Inc.	16,364	2,568,931
Hyundai Home Shopping Network Corp.	48,256	4,762,549
Samsung Electronics Co., Ltd.	232,300	10,908,252
Youngone Corp.	282,172	8,323,478
Total		26,563,210
Spain 4.2%
ACS Actividades de Construccion y Servicios SA	366,452	15,212,517
Banco Santander SA	1,375,666	7,397,826
Endesa SA	896,960	19,760,709
Tecnicas Reunidas SA	327,846	9,696,694
Total		52,067,746
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.2%
Granges AB	839,746	10,845,446
Hemfosa Fastigheter AB	1,281,015	16,573,552
Total		27,418,998
Switzerland 1.9%
Autoneum Holding AG	31,539	7,743,951
Novartis AG, Registered Shares	86,990	6,439,519
Roche Holding AG, Genusschein Shares	44,427	9,513,310
Total		23,696,780
United Kingdom 24.5%
Barclays Bank PLC	3,000,649	7,867,735
BP PLC	2,031,901	15,566,490
British American Tobacco PLC	343,623	17,673,416
BT Group PLC	7,152,935	19,483,446
Crest Nicholson Holdings PLC	1,054,748	6,174,980
DCC PLC	203,196	19,489,066
Greene King PLC	1,903,548	14,671,739
GW Pharmaceuticals PLC, ADR(a)	11,791	1,898,233
HSBC Holdings PLC	1,483,288	14,208,861
Inchcape PLC	708,661	6,891,161
Intermediate Capital Group PLC	698,100	10,635,105
John Wood Group PLC	1,472,437	13,126,224
Just Group PLC	7,738,387	14,854,470
Legal & General Group PLC	3,836,695	13,760,644
Liberty Global PLC, Class C(a)	554,700	15,354,096
Micro Focus International PLC	655,587	11,617,161
Nightstar Therapeutics PLC, ADR(a)	116,506	1,640,405
Royal Dutch Shell PLC, Class B	1,386,269	49,332,761
Shire PLC	385,793	21,027,020
TP ICAP PLC	3,312,233	18,449,068
WPP PLC	751,198	12,307,813
Total		306,029,894
United States 3.1%
ACADIA Pharmaceuticals, Inc.(a)	75,142	1,360,070
Aerie Pharmaceuticals, Inc.(a)	19,125	981,112
Alexion Pharmaceuticals, Inc.(a)	20,883	2,425,143
BioMarin Pharmaceutical, Inc.(a)	14,636	1,322,216
Broadcom, Inc.	59,198	14,922,040

2	Columbia Overseas Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Flex Pharma, Inc.(a)	216,716	823,521
Insmed, Inc.(a)	85,343	2,377,656
Puma Biotechnology, Inc.(a)	32,967	1,745,603
Quotient Ltd.(a)	602,973	4,347,435
Spark Therapeutics, Inc.(a)	14,211	1,133,896
Teekay Tankers Ltd., Class A	4,586,144	5,090,620
TESARO, Inc.(a)	23,753	1,087,175
Vertex Pharmaceuticals, Inc.(a)	6,478	997,612
Total		38,614,099
Total Common Stocks (Cost $1,171,446,253)		1,202,254,196

Exchange-Traded Funds 1.1%
	Shares	Value ($)
United States 1.1%
Vanguard FTSE Developed Markets ETF	314,044	13,871,323
Total Exchange-Traded Funds (Cost $13,604,292)		13,871,323

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(d),(e)	19,654,320	19,654,320
Total Money Market Funds (Cost $19,652,355)		19,654,320
Total Investments in Securities (Cost $1,204,702,900)		1,235,779,839
Other Assets & Liabilities, Net		12,587,651
Net Assets		$1,248,367,490

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
27,002,000 CAD	21,038,279 USD	Goldman Sachs	07/25/2018	185,831	—
5,275,000 EUR	6,198,236 USD	Goldman Sachs	07/25/2018	6,072	—
25,850,000 GBP	34,584,198 USD	Goldman Sachs	07/25/2018	129,699	—
74,559,000 ILS	20,940,175 USD	Goldman Sachs	07/25/2018	—	(55,008)
22,591,515,000 KRW	21,005,593 USD	Goldman Sachs	07/25/2018	59,869	—
65,659,787 USD	86,456,000 AUD	Goldman Sachs	07/25/2018	—	(253,231)
12,335,712 USD	12,101,000 CHF	Goldman Sachs	07/25/2018	221	—
16,039,603 USD	21,433,000 SGD	Goldman Sachs	07/25/2018	—	(13,982)
Total				381,692	(322,221)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2018, the value of these securities amounted to $125,655, which represents 0.01% of net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at May 31, 2018.
Columbia Overseas Value Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	24,879,162	102,671,308	(107,896,150)	19,654,320	3,462	2,457	85,060	19,654,320
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
KRW	South Korean Won
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
4	Columbia Overseas Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	4,844,105	—	—	—	4,844,105
Australia	—	19,801,430	—	—	19,801,430
Brazil	16,250,665	—	—	—	16,250,665
Canada	41,054,437	—	—	—	41,054,437
China	—	24,406,758	—	—	24,406,758
Denmark	—	9,800,973	—	—	9,800,973
Finland	—	17,031,891	—	—	17,031,891
France	1,686,937	109,459,148	—	—	111,146,085
Germany	—	56,883,917	—	—	56,883,917
Greece	—	2,146,507	—	—	2,146,507
Ireland	1,446,437	—	—	—	1,446,437
Israel	—	29,328,222	—	—	29,328,222
Italy	—	22,481,810	—	—	22,481,810
Japan	—	252,197,356	—	—	252,197,356
Netherlands	—	91,493,598	—	—	91,493,598
Norway	—	12,453,685	—	—	12,453,685
Portugal	—	—	125,655	—	125,655
Russian Federation	—	8,462,127	—	—	8,462,127
Singapore	—	6,507,811	—	—	6,507,811
South Korea	—	26,563,210	—	—	26,563,210
Spain	—	52,067,746	—	—	52,067,746
Sweden	—	27,418,998	—	—	27,418,998
Switzerland	—	23,696,780	—	—	23,696,780
Columbia Overseas Value Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
United Kingdom	18,892,734	287,137,160	—	—	306,029,894
United States	38,614,099	—	—	—	38,614,099
Total Common Stocks	122,789,414	1,079,339,127	125,655	—	1,202,254,196
Exchange-Traded Funds	13,871,323	—	—	—	13,871,323
Money Market Funds	—	—	—	19,654,320	19,654,320
Total Investments in Securities	136,660,737	1,079,339,127	125,655	19,654,320	1,235,779,839
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	381,692	—	—	381,692
Liability
Forward Foreign Currency Exchange Contracts	—	(322,221)	—	—	(322,221)
Total	136,660,737	1,079,398,598	125,655	19,654,320	1,235,839,310
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
6	Columbia Overseas Value Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Select International Equity Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Australia 3.0%
Australia & New Zealand Banking Group Ltd.	116,071	2,385,456
CSL Ltd.	49,063	6,886,939
Total		9,272,395
Belgium 2.5%
Anheuser-Busch InBev SA/NV	81,006	7,596,843
Canada 3.0%
Suncor Energy, Inc.	227,700	9,068,663
China 1.1%
China Milk Products Group Ltd.(a),(b),(c)	7,426,000	5
Tencent Holdings Ltd.	66,600	3,400,072
Total		3,400,077
France 8.7%
Airbus Group SE	53,327	6,066,496
BNP Paribas SA	33,491	2,077,441
Dassault Systemes	41,270	5,796,843
L’Oreal SA	40,469	9,726,999
Schneider Electric SE	37,104	3,200,315
Total		26,868,094
Germany 1.4%
Deutsche Telekom AG, Registered Shares	278,792	4,308,688
Hong Kong 3.8%
AIA Group Ltd.	1,285,200	11,730,665
India 0.8%
HDFC Bank Ltd.	78,000	2,563,687
Indonesia 1.0%
PT Bank Rakyat Indonesia Persero Tbk	13,851,700	3,059,704
Ireland 5.9%
Bank of Ireland Group PLC	374,079	3,091,833
CRH PLC	314,225	11,608,099
Ryanair Holdings PLC, ADR(b)	30,778	3,567,478
Total		18,267,410
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 26.5%
Bridgestone Corp.	105,100	4,206,232
Capcom Co., Ltd.	283,800	6,651,624
Daiwa Securities Group, Inc.	514,000	2,971,888
Hoya Corp.	107,200	6,348,614
Keyence Corp.	8,600	5,252,925
Koito Manufacturing Co., Ltd.	107,700	7,889,182
Kubota Corp.	458,000	7,689,626
Mitsubishi UFJ Financial Group, Inc.	1,323,200	7,976,544
Nidec Corp.	17,200	2,655,581
Nihon M&A Center, Inc.	183,000	5,984,588
Persol Holdings Co., Ltd.	129,300	2,761,717
Sekisui Chemical Co., Ltd.	341,100	5,587,072
Shimano, Inc.	33,200	4,678,885
SoftBank Group Corp.	60,600	4,300,185
Tokyo Electron Ltd.	34,900	6,512,727
Total		81,467,390
Malta 0.0%
BGP Holdings PLC(a),(b),(c)	2,232,232	3
Netherlands 6.7%
ASML Holding NV	37,803	7,398,012
ING Groep NV	203,854	2,968,936
RELX NV	464,352	10,140,456
Total		20,507,404
Singapore 0.8%
DBS Group Holdings Ltd.	116,300	2,447,004
Spain 1.9%
Industria de Diseno Textil SA	182,122	5,750,695
Sweden 3.7%
Atlas Copco AB, Class A	88,791	3,523,812
Hexagon AB, Class B	56,893	3,204,267
Volvo AB B Shares	278,738	4,796,237
Total		11,524,316
Columbia Select International Equity Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Select International Equity Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 5.0%
Roche Holding AG, Genusschein Shares	32,128	6,879,682
Sika AG	691	5,517,624
UBS AG	192,997	2,907,879
Total		15,305,185
United Kingdom 21.7%
3i Group PLC	413,946	5,244,162
Anglo American PLC	185,065	4,421,404
DCC PLC	48,540	4,655,600
Ferguson PLC	139,018	10,796,230
HSBC Holdings PLC	804,701	7,708,473
Legal & General Group PLC	1,705,927	6,118,457
Rio Tinto PLC	73,945	4,167,870
Royal Dutch Shell PLC, Class A	259,552	9,007,302
Common Stocks (continued)
Issuer	Shares	Value ($)
TechnipFMC PLC	213,117	6,721,920
Unilever PLC	145,000	7,992,621
Total		66,834,039
Total Common Stocks (Cost $236,311,697)		299,972,262

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(d),(e)	11,753,124	11,753,124
Total Money Market Funds (Cost $11,752,149)		11,753,124
Total Investments in Securities (Cost $248,063,846)		311,725,386
Other Assets & Liabilities, Net		(3,975,914)
Net Assets		$307,749,472

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2018, the value of these securities amounted to $8, which represents less than 0.01% of net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	2,855,571	27,642,139	(18,744,586)	11,753,124	(746)	1,058	14,753	11,753,124
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
2	Columbia Select International Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Select International Equity Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	9,272,395	—	—	9,272,395
Belgium	—	7,596,843	—	—	7,596,843
Canada	9,068,663	—	—	—	9,068,663
China	—	3,400,072	5	—	3,400,077
France	—	26,868,094	—	—	26,868,094
Germany	—	4,308,688	—	—	4,308,688
Hong Kong	—	11,730,665	—	—	11,730,665
India	—	2,563,687	—	—	2,563,687
Indonesia	—	3,059,704	—	—	3,059,704
Ireland	3,567,478	14,699,932	—	—	18,267,410
Japan	—	81,467,390	—	—	81,467,390
Malta	—	—	3	—	3
Columbia Select International Equity Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Select International Equity Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Netherlands	—	20,507,404	—	—	20,507,404
Singapore	—	2,447,004	—	—	2,447,004
Spain	—	5,750,695	—	—	5,750,695
Sweden	—	11,524,316	—	—	11,524,316
Switzerland	—	15,305,185	—	—	15,305,185
United Kingdom	—	66,834,039	—	—	66,834,039
Total Common Stocks	12,636,141	287,336,113	8	—	299,972,262
Money Market Funds	—	—	—	11,753,124	11,753,124
Total Investments in Securities	12,636,141	287,336,113	8	11,753,124	311,725,386
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
4	Columbia Select International Equity Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Select Global Growth Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Argentina 1.1%
MercadoLibre, Inc.	3,075	894,302
Belgium 2.0%
Galapagos NV(a)	16,171	1,643,198
Brazil 2.6%
Pagseguro Digital Ltd., Class A(a)	63,975	2,128,448
China 14.3%
Alibaba Group Holding Ltd., ADR(a)	15,533	3,075,689
Ctrip.com International Ltd., ADR(a)	41,474	1,870,063
New Oriental Education & Technology Group, Inc., ADR	23,892	2,376,537
Sinopharm Group Co. Class H	154,000	684,274
Sunny Optical Technology Group Co., Ltd.	90,300	1,810,700
Tencent Holdings Ltd.	41,100	2,098,243
Total		11,915,506
Denmark 1.8%
Novo Nordisk A/S, Class B	32,004	1,520,362
Germany 1.9%
Zalando SE(a)	29,856	1,589,840
India 3.4%
HDFC Bank Ltd., ADR	14,840	1,579,273
Motilal Oswal Financial Services Ltd.	89,927	1,219,431
Total		2,798,704
Ireland 1.2%
Ryanair Holdings PLC, ADR(a)	8,413	975,151
Japan 3.4%
Ain Holdings, Inc.	16,400	1,158,742
Keyence Corp.	2,700	1,649,174
Total		2,807,916
Netherlands 1.5%
Core Laboratories NV	10,147	1,260,054
Russian Federation 1.9%
Yandex NV, Class A(a)	48,495	1,625,552
Spain 1.5%
Industria de Diseno Textil SA	38,790	1,224,835
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 2.0%
Lonza Group AG, Registered Shares	6,306	1,687,188
Thailand 1.5%
CP ALL PCL, Foreign Registered Shares	491,900	1,239,780
United Kingdom 4.0%
Ashtead Group PLC	61,685	1,911,443
Metro Bank PLC(a)	33,129	1,463,892
Total		3,375,335
United States 54.2%
Activision Blizzard, Inc.	20,344	1,442,593
Adobe Systems, Inc.(a)	9,271	2,311,075
Alexion Pharmaceuticals, Inc.(a)	7,218	838,226
Amazon.com, Inc.(a)	1,593	2,595,985
Applied Materials, Inc.	32,697	1,660,354
Bio-Rad Laboratories, Inc., Class A(a)	5,340	1,533,274
Booking Holdings, Inc.(a)	861	1,815,780
Bristol-Myers Squibb Co.	19,834	1,043,665
Celgene Corp.(a)	10,373	816,148
Charles Schwab Corp. (The)	19,750	1,098,495
Costco Wholesale Corp.	5,971	1,183,691
Edwards Lifesciences Corp.(a)	5,453	748,752
Facebook, Inc., Class A(a)	12,157	2,331,470
Illumina, Inc.(a)	3,230	879,981
MACOM Technology Solutions Holdings, Inc.(a)	54,613	1,231,523
MINDBODY, Inc., Class A(a)	35,638	1,404,137
MSCI, Inc.	4,658	757,251
Nike, Inc., Class B	20,542	1,474,916
NVIDIA Corp.	8,607	2,170,599
PayPal Holdings, Inc.(a)	23,604	1,937,180
Pioneer Natural Resources Co.	5,684	1,097,580
Salesforce.com, Inc.(a)	15,390	1,990,389
ServiceNow, Inc.(a)	10,992	1,952,289
Splunk, Inc.(a)	18,809	2,084,225
Square, Inc., Class A(a)	33,840	1,971,180
Ulta Beauty, Inc.(a)	6,951	1,716,271
UnitedHealth Group, Inc.	5,169	1,248,365
Columbia Select Global Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Select Global Growth Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Vertex Pharmaceuticals, Inc.(a)	6,209	956,186
Visa, Inc., Class A	13,392	1,750,602
Visteon Corp.(a)	9,310	1,163,378
Total		45,205,560
Total Common Stocks (Cost $61,379,453)		81,891,731

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(b),(c)	1,814,957	1,814,957
Total Money Market Funds (Cost $1,814,826)		1,814,957
Total Investments in Securities (Cost $63,194,279)		83,706,688
Other Assets & Liabilities, Net		(375,962)
Net Assets		$83,330,726
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
27,929,000 INR	411,956 USD	Morgan Stanley	07/25/2018	645	—
31,529,000 THB	986,169 USD	Morgan Stanley	07/25/2018	—	(1,185)
1,653,127 USD	2,177,000 AUD	Morgan Stanley	07/25/2018	—	(6,161)
330,325 USD	1,237,000 BRL	Morgan Stanley	07/25/2018	189	—
2,062,482 USD	2,650,000 CAD	Morgan Stanley	07/25/2018	—	(16,004)
1,487,909 USD	1,267,000 EUR	Morgan Stanley	07/25/2018	—	(616)
328,470 USD	35,617,000 JPY	Morgan Stanley	07/25/2018	142	—
1,399,863 USD	1,507,652,000 KRW	Morgan Stanley	07/25/2018	—	(2,043)
244,831 USD	4,906,000 MXN	Morgan Stanley	07/25/2018	—	(1,104)
247,081 USD	984,000 MYR	Morgan Stanley	07/25/2018	—	(1,016)
414,453 USD	3,623,000 SEK	Morgan Stanley	07/25/2018	—	(1,916)
411,503 USD	550,000 SGD	Morgan Stanley	07/25/2018	—	(264)
1,153,591 USD	34,452,000 TWD	Morgan Stanley	07/25/2018	—	(718)
412,129 USD	5,215,000 ZAR	Morgan Stanley	07/25/2018	—	(5,337)
Total				976	(36,364)
2	Columbia Select Global Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Select Global Growth Fund, May 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	276,663	15,257,599	(13,719,305)	1,814,957	450	131	15,085	1,814,957
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
EUR	Euro
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Columbia Select Global Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Select Global Growth Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	894,302	—	—	—	894,302
Belgium	—	1,643,198	—	—	1,643,198
Brazil	2,128,448	—	—	—	2,128,448
China	7,322,289	4,593,217	—	—	11,915,506
Denmark	—	1,520,362	—	—	1,520,362
Germany	—	1,589,840	—	—	1,589,840
India	1,579,273	1,219,431	—	—	2,798,704
Ireland	975,151	—	—	—	975,151
Japan	—	2,807,916	—	—	2,807,916
Netherlands	1,260,054	—	—	—	1,260,054
Russian Federation	1,625,552	—	—	—	1,625,552
Spain	—	1,224,835	—	—	1,224,835
Switzerland	—	1,687,188	—	—	1,687,188
Thailand	—	1,239,780	—	—	1,239,780
United Kingdom	—	3,375,335	—	—	3,375,335
United States	45,205,560	—	—	—	45,205,560
Total Common Stocks	60,990,629	20,901,102	—	—	81,891,731
Money Market Funds	—	—	—	1,814,957	1,814,957
Total Investments in Securities	60,990,629	20,901,102	—	1,814,957	83,706,688
4	Columbia Select Global Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Select Global Growth Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	976	—	—	976
Liability
Forward Foreign Currency Exchange Contracts	—	(36,364)	—	—	(36,364)
Total	60,990,629	20,865,714	—	1,814,957	83,671,300
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Select Global Growth Fund | Quarterly Report 2018	5

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 23, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 23, 2018